UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2013

ADVANTAGE FUNDS, INC.

-        DREYFUS GLOBAL ABSOLUTE RETURN FUND

-        DREYFUS GLOBAL DYNAMIC BOND FUND

-        DREYFUS GLOBAL REAL RETURN FUND

-        DREYFUS TOTAL EMERGING MARKETS FUND

-        GLOBAL ALPHA FUND

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Global Absolute
Return Fund

SEMIANNUAL REPORT April 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Options Written
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of –1.00%, Class C shares returned –1.38% and Class I shares returned –0.83%.1 In comparison, the fund’s benchmark, the Citigroup 30-Day Treasury Bill Index, produced a total return of 0.03% for the same period.2

Global equities rallied over the reporting period, while government bonds lost some value, as macroeconomic concerns eased around the world. The fund produced lower returns than its blended benchmark, mainly due to shortfalls in our stock selection and currency management strategies.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan and the larger Western European countries.

Accommodative Policies Supported Economic Recovery

A number of global macroeconomic worries eased during the reporting period in response to aggressively accommodative monetary policies from central banks throughout the world. Quantitative easing by the European Central Bank appeared to

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

forestall a more severe debt crisis, enabling yields of some sovereign bonds in the region to fall sharply. A newly elected government in Japan implemented economic policies designed to devalue the yen and boost export activity, helping to address longstanding economic stagnation and deflationary pressures. In the emerging markets, China seemed to avoid a hard landing for its slowing economy, and investors looked forward to more stimulative policies from new government leadership. The United States stood in the vanguard of the global recovery as unemployment continued to moderate and housing markets improved amid low interest rates and an open-ended quantitative easing program from the Federal Reserve Board.

These developments generally supported prices of global stocks and higher yielding bonds. However, as investors turned their attention to riskier assets, higher quality sovereign bonds generally lost a degree of value.

Stock Selections Undermined the Fund’s Relative Results

In this environment, our stock selection strategy prevented the fund from participating more fully in the global equity markets’ rally. Overweighted exposure to stocks in Northern Europe proved especially counterproductive when investors favored companies in the United States and Japan. In addition, our currency management strategy was hurt by overweighted exposure to the Japanese yen early in the reporting period, as well as an underweighted position in the euro, where our expectations of declining currency values did not materialize despite Europe’s weak economic fundamentals.

Our asset allocation strategy produced better relative results, as overweighted exposure to stocks and relatively light holdings of bonds helped magnify the impact of stock markets rallies during the reporting period. Our bond market selection strategy also proved beneficial to the fund’s relative performance.The fund achieved above-average results in all six of the bond markets in which it invests, with especially strong results in Australia, Canada, and Japan. Success in Canada was mainly the result of underweighted exposure to a lagging market, while tactical allocation shifts between overweighted and underweighted positions added value in Australia and Japan.

The fund employed futures contracts and currency forward contracts at times during the reporting period to establish some of its positions.

4

Finding Value in Global Stock and Bond Markets

Our quantitative models have continued to identify opportunities in all four of the alpha sources considered by our investment strategy.Although stock prices have rallied, equity valuations have remained attractive compared to historical norms. Therefore, toward the end of the reporting period we increased the fund’s overweighted exposure to global stock markets and further reduced an underweighted position in the developed world’s fixed-income markets. Our stock market selection model has continued to identify ample opportunities in Germany, the Netherlands, and the United States, but fewer stocks have met our criteria in Japan, Hong Kong, and Switzerland. Our bond market selection model has signaled that German, Australian, and U.S. government bonds are attractive, but Canadian and U.K. debt securities are less so. Finally, our currency model has favored the Canadian dollar, New Zealand dollar, and Swedish krona over the British pound and euro.

May 15, 2013

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2014. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – The Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.40	$11.08	$6.17
Ending value (after expenses)	$990.00	$986.20	$991.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.50	$11.23	$6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

	Face Amount
	Covered by
Options Purchased—4.2%	Contracts ($)		Value ($)
Call Options—4.1%
U.S. Treasury 10 Year Note Futures,
May 2013 @ $115	21,000	[a]	385,547

	Number of
	Contracts		Value ($)
Put Options—.1%
Swiss Market Index Futures,
June 2013 @ CHF 7,603	20	[a]	1,497
Swiss Market Index Futures,
June 2013 @ CHF 7,705	20	[a]	2,017
Swiss Market Index Futures,
June 2013 @ CHF 7,675	80	[a]	7,396
			10,910
Total Options Purchased
(cost $342,873)			396,457

	Principal
Short-Term Investments—82.6%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.06%, 6/27/13	3,018,000		3,017,904
0.09%, 5/16/13	3,610,000		3,609,942
0.09%, 6/13/13	415,000	[b]	414,991
0.10%, 5/30/13	800,000		799,987
Total Short-Term Investments
(cost $7,842,463)			7,842,824

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—14.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,375,623)	1,375,623 [c]	1,375,623

Total Investments (cost $9,560,959)	101.3%	9,614,904
Liabilities, Less Cash and Receivables	(1.3%)	(120,030)
Net Assets	100.0%	9,494,874

CHF—Swiss Franc

a	Non-income producing security.
b	Held by or on behalf of a counterparty for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/		Options Purchased	4.2
Money Market Investments	97.1		101.3
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013 ($)
Financial Futures Long
Amsterdam Exchange Index	6	549,690	May 2013	18,184
Australian 10 Year Bonds	12	1,556,071	June 2013	50,012
CAC 40 10 Euro	9	450,831	May 2013	26,324
DAX	3	783,223	June 2013	24,137
Euro-Bond Options	10	350,428	May 2013	78,423
FTSE 100	11	1,092,878	June 2013	6,167
Standard & Poor’s 500 E-mini	5	398,050	June 2013	1,870
Financial Futures Short
ASX SPI 200 Index	1	(134,117)	June 2013	(5,847)
Canadian 10 Year Bonds	23	(3,126,729)	June 2013	(13,598)
Euro-Bond	3	(579,749)	June 2013	(3,507)
Japanese 10 Year Mini Bonds	8	(1,187,640)	June 2013	(4,096)
Long Gilt	19	(3,548,879)	June 2013	(89,397)
S&P/Toronto Stock
Exchange 60 Index	1	(141,015)	June 2013	5,487
U.S. Treasury 10 Year Notes	2	(266,719)	June 2013	(850)
Gross Unrealized Appreciation				210,604
Gross Unrealized Depreciation				(117,295)

See notes to financial statements.

The Fund	9

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
June 2013 @ CHF 7,705	20	[a]	(6,145)
Swiss Market Index Futures,
June 2013 @ CHF 7,603	20	[a]	(7,786)
Swiss Market Index Futures,
June 2013 @ CHF 7,675	80	[a]	(26,439)
Total Options Written
(premiums received $23,617)			(40,370)

CHF—Swiss Franc
a Non-income producing security.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		8,185,336	8,239,281
Affiliated issuers		1,375,623	1,375,623
Cash			14,798
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			190,449
Receivable for shares of Common Stock subscribed			29,100
Dividends and interest receivable			107
Prepaid expenses			23,037
			9,872,395
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			10,833
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			298,719
Outstanding options written, at value (premiums received
$23,617)—See Statement of Options Written—Note 4			40,370
Payable for futures variation margin—Note 4			560
Accrued expenses			27,039
			377,521
Net Assets ($)			9,494,874
Composition of Net Assets ($):
Paid-in capital			9,772,091
Accumulated investment (loss)—net			(114,760)
Accumulated net realized gain (loss) on investments			(172,529)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$93,309 net unrealized appreciation on financial futures)			10,072
Net Assets ($)			9,494,874

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,558,340	695,384	5,241,150
Shares Outstanding	300,875	61,009	437,947
Net Asset Value Per Share ($)	11.83	11.40	11.97

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	5,136
Cash dividends;
Affiliated issuers	1,189
Total Income	6,325
Expenses:
Management fee—Note 3(a)	75,770
Professional fees	24,905
Registration fees	19,964
Shareholder servicing costs—Note 3(c)	12,830
Distribution fees—Note 3(b)	3,505
Prospectus and shareholders’ reports	2,070
Custodian fees—Note 3(c)	1,568
Directors’ fees and expenses—Note 3(d)	666
Loan commitment fees—Note 2	76
Miscellaneous	6,047
Total Expenses	147,401
Less—reduction in expenses due to undertaking—Note 3(a)	(50,245)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	97,151
Investment (Loss)—Net	(90,826)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,147
Net realized gain (loss) on options transactions	(247,845)
Net realized gain (loss) on financial futures	197,241
Net realized gain (loss) on forward foreign currency exchange contracts	(390,617)
Net Realized Gain (Loss)	(423,074)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	13,946
Net unrealized appreciation (depreciation) on options transactions	33,176
Net unrealized appreciation (depreciation) on financial futures	158,464
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	155,716
Net Unrealized Appreciation (Depreciation)	361,302
Net Realized and Unrealized Gain (Loss) on Investments	(61,772)
Net (Decrease) in Net Assets Resulting from Operations	(152,598)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment (loss)—net	(90,826)	(291,516)
Net realized gain (loss) on investments	(423,074)	490,182
Net unrealized appreciation
(depreciation) on investments	361,302	(535,137)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(152,598)	(336,471)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,856,002	5,677,882
Class C Shares	24,761	221,798
Class I Shares	1,164,066	3,811,249
Cost of shares redeemed:
Class A Shares	(4,942,990)	(5,300,567)
Class C Shares	(396,733)	(318,729)
Class I Shares	(7,474,097)	(8,540,518)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,768,991)	(4,448,885)
Total Increase (Decrease) in Net Assets	(9,921,589)	(4,785,356)
Net Assets ($):
Beginning of Period	19,416,463	24,201,819
End of Period	9,494,874	19,416,463
Accumulated investment (loss)—net	(114,760)	(23,934)
Capital Share Transactions (Shares):
Class A
Shares sold	155,015	467,013
Shares redeemed	(415,371)	(443,095)
Net Increase (Decrease) in Shares Outstanding	(260,356)	23,918
Class C
Shares sold	2,183	19,110
Shares redeemed	(34,562)	(27,296)
Net Increase (Decrease) in Shares Outstanding	(32,379)	(8,186)
Class I
Shares sold	96,552	314,035
Shares redeemed	(621,766)	(704,583)
Net Increase (Decrease) in Shares Outstanding	(525,214)	(390,548)

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013			Year Ended October 31,
Class A Shares	(Unaudited)	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	11.95	12.09	12.73	11.91	10.75	12.50
Investment Operations:
Investment income (loss)—net[b]	(.08)	(.18)	(.17)	(.17)	(.15)	.12
Net realized and unrealized
gain (loss) on investments	(.04)	.04	.25	.99	1.48	(1.89)
Total from Investment Operations	(.12)	(.14)	.08	.82	1.33	(1.75)
Distributions:
Dividends from
investment income—net	—	—	—	—	(.17)	—
Dividends from net realized
gain on investments	—	—	(.72)	—	—	—
Total Distributions	—	—	(.72)	—	(.17)	—
Net asset value, end of period	11.83	11.95	12.09	12.73	11.91	10.75
Total Return (%)[c]	(1.00)[d]	(1.16)	.66	6.89	12.52	(14.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.27 [e]	2.08	2.06	2.15	2.65	3.04	[e]
Ratio of net expenses
to average net assets	1.50 [e]	1.50	1.50	1.50	1.50	1.48	[e]
Ratio of net investment income
(loss) to average net assets	(1.41)[e]	(1.45)	(1.41)	(1.37)	(1.29)	1.14	[e]
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	3,558	6,706	6,498	7,995	8,911	4,630

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
April 30, 2013			Year Ended October 31,
Class C Shares	(Unaudited)	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	11.56	11.79	12.51	11.79	10.68	12.50
Investment Operations:
Investment income (loss)—net[b]	(.12)	(.26)	(.26)	(.26)	(.22)	.03
Net realized and unrealized
gain (loss) on investments	(.04)	.03	.26	.98	1.45	(1.85)
Total from Investment Operations	(.16)	(.23)	—	.72	1.23	(1.82)
Distributions:
Dividends from
investment income—net	—	—	—	—	(.12)	—
Dividends from net realized
gain on investments	—	—	(.72)	—	—	—
Total Distributions	—	—	(.72)	—	(.12)	—
Net asset value, end of period	11.40	11.56	11.79	12.51	11.79	10.68
Total Return (%)[c]	(1.38)[d]	(1.95)	.00 [e]	6.11	11.64	(14.56)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.04 [f]	2.91	2.82	2.96	3.32	4.00	[f]
Ratio of net expenses
to average net assets	2.25 [f]	2.25	2.25	2.25	2.25	2.23	[f]
Ratio of net investment income
(loss) to average net assets	(2.16)[f]	(2.20)	(2.16)	(2.13)	(2.03)	.35	[f]
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	695	1,079	1,197	1,243	1,440	997

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.
f	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2013			Year Ended October 31,
Class I Shares	(Unaudited)	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.08	12.19	12.80	11.94	10.78	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.15)	(.14)	(.14)	(.11)	.09
Net realized and unrealized
gain (loss) on investments	(.04)	.04	.25	1.00	1.48	(1.81)
Total from Investment Operations	(.11)	(.11)	.11	.86	1.37	(1.72)
Distributions:
Dividends from
investment income—net	—	—	—	—	(.21)	—
Dividends from net realized
gain on investments	—	—	(.72)	—	—	—
Total Distributions	—	—	(.72)	—	(.21)	—
Net asset value, end of period	11.97	12.08	12.19	12.80	11.94	10.78
Total Return (%)	(.83)[c]	(.90)	.90	7.20	12.91	(13.76)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95 [d]	1.77	1.76	1.89	2.57	3.12	[d]
Ratio of net expenses
to average net assets	1.25 [d]	1.25	1.25	1.25	1.25	1.23	[d]
Ratio of net investment income
(loss) to average net assets	(1.16)[d]	(1.20)	(1.18)	(1.12)	(1.07)	1.03	[d]
Portfolio Turnover Rate	—	—	—	—	—	—
Net Assets, end of period
($ x 1,000)	5,241	11,631	16,506	4,354	1,708	3,851

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers twelve series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the

20

national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,375,623	—	—	1,375,623
U.S. Treasury	—	7,842,824	—	7,842,824
Other Financial
Instruments:
Financial Futures†	210,604	—	—	210,604
Forward Foreign
Currency Exchange
Contracts†	—	190,449	—	190,449
Options Purchased	396,457	—	—	396,457
Liabilities ($)
Other Financial
Instruments:
Financial Futures†	(117,295)	—	—	(117,295)
Forward Foreign
Currency Exchange
Contracts†	—	(298,719)	—	(298,719)
Options Written	(40,370)	—	—	(40,370)
† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,372,230		6,496,335	8,492,942	1,375,623		14.5

22

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that

24

the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $50,245 during the period ended April 30, 2013.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2013, the Distributor retained $1,953 from commissions earned on sales of the fund’s Class A shares and $320 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $3,505 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $6,299 and $1,168, respectively, pursuant to the Shareholder Services Plan.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $1,779 for transfer agency services and $31 for cash management services. Cash management fees were partially offset by earnings credits of $5.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $1,568 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $20 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $8,389, Distribution Plan fees $449, Shareholder Services Plan fees $869, custodian fees $994, Chief Compliance Officer fees $3,054 and

26

transfer agency fees $884, which are offset against an expense reimbursement currently in effect in the amount of $3,806.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2013, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity rate risk[1,2]	93,079	Equity risk[1,3]	(46,217)
Interest rate risk[1,2]	513,982	Interest rate risk[1]	(111,448)
Foreign exchange risk[4]	190,449	Foreign exchange risk[5]	(298,719)
Gross fair value of
derivatives contracts	797,510		(456,384)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Transactions	Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Total
Equity	(16,602)	(267,227)	—	(283,829)
Interest rate	213,843	19,382	—	233,225
Foreign exchange	—	—	(390,617)	(390,617)
Total	197,241	(247,845)	(390,617)	(441,221)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Transactions	Forward
Underlying risk	Futures[9]	Options[10]	Contracts[11]	Total
Equity	189,261	(15,065)	—	174,196
Interest rate	(30,797)	48,241	—	17,444
Foreign exchange	—	—	155,716	155,716
Total	158,464	33,176	155,716	347,356

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or

28

loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the values of equities, or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2013:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Loss ($)
Contracts outstanding
October 31, 2012	270	48,603
Contracts written	470	77,835
Contracts terminated:
Contracts closed	620	102,821	270,809	(167,988)
Contracts Outstanding
April 30, 2013	120	23,617

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

30

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/19/2013 [a]	747,873	760,877	772,366	11,489
6/19/2013 [b]	44,900	46,305	46,371	66
6/19/2013 [c]	112,250	115,783	115,926	143
6/19/2013 [d]	1,565,699	1,604,811	1,616,975	12,164
6/19/2013 [e]	287,887	295,230	297,315	2,085
British Pound,
Expiring:
6/19/2013 [a]	50,740	77,381	78,793	1,412
6/19/2013 [b]	52,070	79,582	80,857	1,275
6/19/2013 [c]	12,320	18,862	19,131	269
6/19/2013 [d]	65,160	99,772	101,184	1,412
6/19/2013 [e]	140,860	215,349	218,736	3,387
6/19/2013 [f]	8,300	12,641	12,888	247
Canadian Dollar,
Expiring:
6/19/2013 [a]	586,824	569,806	581,787	11,981
6/19/2013 [b]	106,590	105,268	105,676	408
6/19/2013 [c]	285,482	277,016	283,031	6,015
6/19/2013 [d]	148,820	146,004	147,543	1,539
6/19/2013 [e]	888,112	869,636	880,491	10,855
6/19/2013 [f]	311,600	305,179	308,925	3,746
6/19/2013 [g]	1,421,808	1,381,903	1,409,606	27,703
Euro,
Expiring:
6/19/2013 [a]	207,150	267,001	272,899	5,898
6/19/2013 [b]	140,770	182,440	185,449	3,009
6/19/2013 [c]	90,700	118,170	119,488	1,318
6/19/2013 [d]	87,560	113,929	115,351	1,422
6/19/2013 [e]	363,620	470,276	479,031	8,755
6/19/2013 [h]	47,250	60,664	62,247	1,583

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring:
6/19/2013 [a]	6,778,100	69,150	69,548	398
6/19/2013 [b]	39,286,366	408,155	403,104	(5,051)
6/19/2013 [c]	1,524,800	15,481	15,645	164
6/19/2013 [e]	4,913,850	50,006	50,419	413
6/19/2013 [f]	1,126,900	11,522	11,563	41
New Zealand Dollar,
Expiring:
6/19/2013 [a]	286,480	241,833	244,696	2,863
6/19/2013 [b]	199,550	167,653	170,445	2,792
6/19/2013 [c]	37,590	31,094	32,107	1,013
6/19/2013 [d]	1,100,429	904,073	939,928	35,855
6/19/2013 [e]	700,865	589,744	598,641	8,897
6/19/2013 [f]	152,255	128,313	130,048	1,735
Norwegian Krone,
Expiring:
6/19/2013 [a]	88,065	14,869	15,242	373
6/19/2013 [b]	293,550	49,644	50,808	1,164
6/19/2013 [e]	1,575,385	265,682	272,670	6,988
Swedish Krona,
Expiring:
6/19/2013 [a]	5,062,232	787,941	780,199	(7,742)
6/19/2013 [b]	776,200	120,231	119,629	(602)
6/19/2013 [c]	5,998,044	933,637	924,427	(9,210)
6/19/2013 [e]	8,101,988	1,263,230	1,248,690	(14,540)
6/19/2013 [f]	134,800	20,763	20,775	12
Swiss Franc,
Expiring:
6/19/2013 [b]	19,900	21,055	21,412	357
6/19/2013 [c]	41,790	44,292	44,966	674
6/19/2013 [d]	77,610	82,170	83,508	1,338
6/19/2013 [e]	10,945	11,615	11,776	161
6/19/2013 [f]	48,755	51,683	52,460	777
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
6/19/2013 [a]	356,590	366,974	368,268	(1,294)
6/19/2013 [b]	487,800	505,505	503,775	1,730
6/19/2013 [c]	52,920	54,857	54,653	204
6/19/2013 [d]	254,780	264,787	263,124	1,663
6/19/2013 [e]	2,411,432	2,484,611	2,490,405	(5,794)
6/19/2013 [f]	169,940	175,419	175,505	(86)

32

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
British Pound,
Expiring:
6/19/2013 [a]	1,687,998	2,517,793	2,621,224	(103,431)
6/19/2013 [b]	211,300	324,420	328,120	(3,700)
6/19/2013 [c]	28,770	43,730	44,675	(945)
6/19/2013 [d]	53,430	81,098	82,969	(1,871)
6/19/2013 [e]	888,336	1,324,829	1,379,461	(54,632)
6/19/2013 [f]	33,565	51,000	52,121	(1,121)
Canadian Dollar,
Expiring:
6/19/2013 [a]	337,000	328,117	334,107	(5,990)
6/19/2013 [b]	101,100	98,283	100,233	(1,950)
6/19/2013 [e]	168,500	163,931	167,053	(3,122)
6/19/2013 [f]	67,400	65,509	66,821	(1,312)
Euro,
Expiring:
6/19/2013 [a]	39,470	51,727	51,998	(271)
6/19/2013 [b]	949,373	1,232,413	1,250,699	(18,286)
6/19/2013 [d]	453,464	589,825	597,391	(7,566)
6/19/2013 [e]	555,430	717,698	731,722	(14,024)
6/19/2013 [f]	878,951	1,146,375	1,157,926	(11,551)
Japanese Yen,
Expiring
6/19/2013 [e]	40,625,000	417,470	416,839	631
New Zealand Dollar,
Expiring:
6/19/2013 [a]	57,750	47,064	49,326	(2,262)
6/19/2013 [b]	38,500	31,371	32,884	(1,513)
6/19/2013 [c]	96,250	78,653	82,211	(3,558)
6/19/2013 [d]	77,000	62,718	65,769	(3,051)
6/19/2013 [e]	57,750	47,064	49,327	(2,263)
Norwegian Krone,
Expiring:
6/19/2013 [a]	1,395,200	239,892	241,483	(1,591)
6/19/2013 [b]	1,510,740	261,116	261,482	(366)
6/19/2013 [c]	986,330	169,768	170,716	(948)
6/19/2013 [d]	1,519,590	260,209	263,013	(2,804)
6/19/2013 [e]	2,585,255	447,872	447,460	412
6/19/2013 [f]	702,905	120,134	121,660	(1,526)
6/19/2013 [h]	353,400	60,523	61,167	(644)

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swedish Krona,
Expiring:
6/19/2013 [a]	436,350	67,495	67,251	244
6/19/2013 [b]	290,900	45,029	44,834	195
6/19/2013 [c]	727,250	112,608	112,084	524
6/19/2013 [d]	581,800	90,034	89,667	367
6/19/2013 [e]	436,350	67,533	67,250	283
Swiss Franc,
Expiring:
6/19/2013 [b]	118,878	125,071	127,912	(2,841)
6/19/2013 [f]	75,191	79,644	80,905	(1,261)
Gross Unrealized
Appreciation				190,449
Gross Unrealized
Depreciation				(298,719)

Counterparties:

a	BNP Paribas
b	Citigroup
c	Goldman Sachs
d	Standard Chartered Bank
e	UBS
f	Morgan Stanley
g	Royal Bank of Canada
h	Skandinaviska Enskilda Banken

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Interest rate financial futures	13,966,390
Interest rate options contracts	436,857
Equity financial futures	8,660,401
Equity options contracts	72,683
Forward contracts	21,300,003

At April 30, 2013, accumulated net unrealized appreciation on investments was $53,945, consisting of $66,652 gross unrealized appreciation and $12,707 gross unrealized depreciation.

34

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On June 18, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

36

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians, including recent periods in the fourth quartile. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of the fund’s benchmark index and noted that the fund’s performance was above the index’s performance in three of the five years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

38

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was concerned about relative performance in recent years and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

40

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Dynamic
Bond Fund

SEMIANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. fixed-income markets generally produced good results over the past six months, as longer term and higher yielding securities benefited from robust investor demand, while shorter term bonds and U.S. government securities posted less impressive, but still positive, results amid improving economic conditions. Indeed, by the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues.As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Paul Brain, Howard Cunningham and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 3.83%, Class C shares returned 3.43% and Class I shares returned 3.93%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $1-Month London Interbank Offered Rate (LIBOR), and its broad-based securities market index, the Citibank 30-Day Treasury Bill Index, produced total returns of 0.10% and 0.03%, respectively, for the same period.2,3

The global bond market produced a positive absolute return as macroeconomic concerns eased throughout the world. The fund produced higher returns than its benchmarks, mainly due to strong contributions from investment-grade corporate bonds, high yield securities, and emerging-markets sovereign debt.

The Fund’s Investment Approach

The fund seeks total return consisting of income and capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets.We employ a dynamic, unconstrained approach in allocating the fund’s assets among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments and currencies. We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Accommodative Policies Supported Bond Prices

A number of global macroeconomic worries eased during the reporting period in response to aggressively accommodative monetary policies.A commitment of support by the European Central Bank appeared to forestall a more severe debt crisis, enabling yields of sovereign bonds to fall sharply in Spain, Italy, and Portugal.A newly elected

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

government in Japan implemented economic policies designed to devalue the yen and boost export activity, helping to address longstanding deflationary pressures and economic stagnation. In the emerging markets, China seemed to avoid a hard landing for its slowing economy, and investors looked forward to more stimulative policies from new government leadership. The United States stood in the vanguard of the global recovery as domestic unemployment continued to moderate and housing markets improved.

These developments generally supported international bond prices. Corporate-backed bonds and emerging-markets debt produced more robust results, on average, than higher quality sovereign bonds in this environment.

Security Selections Boosted Fund Results

All of the global bond market sectors in which the fund invests contributed positively to its relative performance over the reporting period. Investment-grade and high yield corporate bonds fared especially well as investors continued to reach for higher income in a low interest rate environment.The fund’s holdings in these areas were well diversified across markets and industry groups.

The fund’s positions in the emerging markets also bolstered results compared to the benchmarks. Sovereign debt securities from Mexico and Poland produced especially strong results as longer term interest rates fell in those markets. During the reporting period, we cut back on the fund’s holdings of sovereign bonds in Asian markets in favor of their U.S. dollar denominated counterparts in Latin America.We increased the fund’s exposure to bonds from Brazil, Colombia, and Venezuela due to their greater sensitivity to a recovering U.S. economy.

We reduced the fund’s average duration early in the reporting period as macroeconomic concerns eased, but we increased it modestly later in the reporting period when uncertainty intensified regarding political developments in Italy, a banking crisis in Cyprus, and across-the-board government spending cuts in the United States. We employed futures contracts to help set the fund’s duration posture.

Although the reporting period saw significant changes in currency exchange rates, these swings had a relatively muted impact on the fund’s performance, as the portfolio is almost fully hedged back to the U.S. dollar.

Finding Value in Global Bond Markets

We have been encouraged by recently positive economic news, and we expect accommodative monetary policies to boost global growth further over the remainder

4

of 2013. Nonetheless, interest rates appear poised to stay near current low levels as long as inflationary pressures are muted.

In our analysis, these conditions, together with robust demand for higher yielding securities in a low interest rate environment, are likely support prices of higher yielding bonds over the foreseeable future.Therefore, we have continued to emphasize investment-grade corporate debt and high yield securities.We also have retained the fund’s focus on sovereign debt securities from the emerging markets, but fuller valuations may prompt us to reduce these positions in favor of more attractively valued markets.

May 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class A, Class C and Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns for Class A, C and I shares would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.
3 SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered
Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix.
Eurodollar LIBOR is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.56	$9.33	$4.30
Ending value (after expenses)	$1,038.30	$1,034.30	$1,039.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.51	$9.25	$4.26
Ending value (after expenses)	$1,019.34	$1,015.62	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—86.1%		Rate (%)	Date	Amount ($)[a]		Value ($)
Banks—7.6%
Australia & New Zealand Banking
Group, Sub. Notes	GBP	4.75	12/7/18	50,000	[b]	78,802
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.44	5/3/13	100,000	[b]	100,000
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	50,000	[b]	66,367
Eksportfinans,
Sr. Unscd. Notes	EUR	4.75	6/11/13	25,000		33,154
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		57,405
LBG Capital No.1,
Bank Gtd. Bonds, Ser. 19	GBP	11.04	3/19/20	50,000		92,199
Lloyds TSB Bank,
Gov’t Gtd. Notes	GBP	1.50	5/2/17	100,000		160,574
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	5.00	3/10/14	100,000	[b]	104,681
Suncorp-Metway,
Gov’t Gtd. Notes	GBP	4.00	1/16/14	85,000		135,398
UBS,
Sub. Notes	GBP	5.25	6/21/21	50,000	[b]	83,961
						912,541
Casinos—1.7%
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		69,140
Lottomatica Group,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000	[b]	72,169
Peermont Global Proprietary,
Scd. Notes	EUR	7.75	4/30/14	50,000		64,860
						206,169
Consumer Discretionary—2.9%
DIRECTV Holdings,
Gtd. Notes		4.60	2/15/21	35,000		39,066
Edcon Proprietary,
Scd. Notes	EUR	3.45	6/15/14	50,000	[b]	66,177
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		78,211
Sears Holdings,
Scd. Notes		6.63	10/15/18	35,000		34,913

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary
(continued)
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	38,612		54,702
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	50,000		71,938
						345,007
Consumer Staples—2.6%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		93,619
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		98,714
British Sugar,
Scd. Debs.	GBP	10.75	7/2/13	31,000		48,883
CEDC Finance Corp.
International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000	[c]	51,361
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/49	200,000		20,183
						312,760
Diversified Financial
Services—13.0%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	40,637		66,947
ASB Finance,
Bank Gtd. Notes	GBP	1.33	10/23/15	100,000	[b]	156,686
Boats Investments
Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	95,862		63,123
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		91,110
Citigroup,
Sub. Notes	EUR	4.25	2/25/30	80,000	[b]	104,786
Direct Line Insurance Group,
Gtd. Notes	GBP	9.25	4/27/42	100,000	[b]	198,512
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	50,000		79,791
F&C Commercial
Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	[b]	82,299

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Financial
Services (continued)
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		52,824
Juturna European Loan
Conduit No. 16,
Mortgage Backed Notes	GBP	5.06	8/10/33	47,955		87,676
Permanent TSB,
Gov’t Gtd. Notes	EUR	4.00	3/10/15	100,000		134,303
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	[b]	74,467
QBE Insurance Group,
Sr. Unscd. Bonds	GBP	10.00	3/14/14	50,000		83,254
SLM Student Loan
Trust 2003-10,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		146,015
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,614		90,902
Toys R Us Property Co. I,
Gtd. Notes		10.75	7/15/17	50,000		53,688
						1,566,383
Energy—3.6%
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	40,000		43,850
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	53,000		57,505
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		59,015
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		49,750
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		112,363
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	[b]	76,136
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		36,346
						434,965
Foreign/Governmental—32.6%
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		68,020

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
Brazilian Government,
Sr. Unscd. Bonds		7.13	1/20/37	23,000		33,868
Canada Housing Trust No 1,
Gov’t Gtd. Bonds	CAD	1.75	6/15/18	120,000	[d]	120,394
Canadian Government,
Bonds	CAD	2.00	6/1/16	315,000		321,597
Czech Republic Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		119,529
European Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	NOK	4.00	5/11/17	180,000		33,496
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.58	1/5/16	40,000	[b]	62,053
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		16,611
European Investment Bank,
Sr. Unscd. Notes	BRL	6.00	1/25/16	60,000		29,816
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		112,198
European Investment Bank,
Sr. Unscd. Bonds	TRY	8.00	11/23/15	46,000		27,727
European Investment Bank,
Sr. Unscd. Bonds	TRY	0.00	3/30/16	59,000	[e]	28,566
Finnish Government,
Sr. Unscd. Notes	GBP	0.56	2/25/16	100,000	[b]	155,635
Finnish Government,
Unscd. Bonds	EUR	2.63	7/4/42	45,000		63,987
FMS Wertmanagement,
Gov’t Gtd. Notes	EUR	3.00	9/8/21	200,000		299,412
German Government,
Bonds	EUR	1.50	2/15/23	85,000		115,113
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes		0.20	1/14/15	140,000	[b]	140,059
Irish Government,
Bonds	EUR	3.90	3/20/23	96,000		131,313
Irish Government,
Bonds	EUR	5.90	10/18/19	80,000		123,275

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	3,290,000		312,821
Netherlands Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		152,095
Netherlands Government,
Bonds	EUR	1.75	7/15/23	180,000	[d]	241,272
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	130,000	[g]	123,676
Norwegian Government,
Bonds, Ser. 475	NOK	2.00	5/24/23	690,000		119,570
Norwegian Government,
Bonds, Ser. 470	NOK	6.50	5/15/13	1,600,000		277,914
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	476,000		181,830
Swedish Government,
Bonds, Ser. 1053	SEK	3.50	3/30/39	320,000		61,158
Swedish Government,
Bonds, Ser. 1051	SEK	3.75	8/12/17	1,000,000		171,965
Turkish Government,
Bonds	TRY	9.00	1/27/16	94,000		57,205
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	75,000	[f]	174,575
Venezuelan Government,
Sr. Unscd. Bonds		9.25	9/15/27	60,000		59,250
						3,936,000
Health Care—1.5%
Apria Healthcare Group,
Sr. Scd. Notes		11.25	11/1/14	56,000		57,635
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		68,383
Fresenius Medical Care
US Finance II, Gtd. Notes		5.63	7/31/19	50,000		56,125
						182,143
Industrial—2.7%
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		161,350
Heidelberger
Druckmaschinen,
Gtd. Notes	EUR	9.25	4/15/18	50,000		65,354

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
Industrial (continued)
ISS,
Scd. Notes	EUR	8.88	5/15/16	50,000	67,494
L-3 Communications,
Gtd. Notes		4.75	7/15/20	30,000	33,479
					327,677
Materials—5.7%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	50,000	67,988
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	9.50	6/15/17	50,000	67,988
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000	71,856
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	50,000	69,674
HeidelbergCement Finance
Luxembourg, Gtd. Bonds	EUR	7.50	4/3/20	50,000	80,828
INEOS Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000	67,082
Inmet Mining,
Gtd. Notes		8.75	6/1/20	40,000	43,400
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000	68,564
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000	76,808
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	50,000	70,045
					684,233
Telecommunication
Services—4.4%
Cable & Wireless International
Finance, Gtd. Bonds	GBP	8.63	3/25/19	40,000	71,609
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000	69,672
InterXion Holding,
Sr. Scd. Notes	EUR	9.50	2/12/17	50,000	72,236
ITC Deltacom,
Sr. Scd. Notes		10.50	4/1/16	50,000	53,094
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	50,000	54,625

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunication
Services (continued)
Sprint Nextel,
Sr. Unscd. Debs.		9.25	4/15/22	47,000		58,985
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	50,000		73,736
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	50,000		70,621
						524,578
U.S. Government
Securities—6.0%
U.S. Treasury Bonds;
4.25%, 5/15/39				92,000		117,573
U.S. Treasury Notes:
1.50%, 8/31/18				338,000		351,494
2.13%, 8/15/21				243,000		257,200
						726,267
Utilities—1.8%
InterGen,
Sr. Scd. Notes	GBP	9.50	6/30/17	35,000		55,591
RWE Finance,
Gtd. Notes	GBP	6.38	6/3/13	50,000		78,033
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	[b]	82,359
						215,983
Total Bonds and Notes
(cost $10,019,909)						10,374,706

Common Stocks—8.5%				Shares		Value ($)
Exchange-Traded Funds
iShares JPMorgan
Emerging Markets
Bond Fund				4,645	[h]	563,903
SPDR Barclays Emerging
Markets Local Bond				2,272		233,925
SPDR Citi Asia Local
Government Bond				2,139		229,279
Total Common Stocks
(cost $1,023,257)						1,027,107

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—4.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $480,633)	480,633 [i]	480,633

Total Investments (cost $11,523,799)	98.6%	11,882,446
Cash and Receivables (Net)	1.4%	173,946
Net Assets	100.0%	12,056,392

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
TRY—Turkish Lira
b Variable rate security—interest rate subject to periodic change.
c Non-income producing security; interest payments in default.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities were valued at $361,666 or 3.0% of net assets.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer
Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	47.5	U.S. Government	6.0
Foreign/Governmental	32.6	Money Market Investment	4.0
Exchange-Traded Funds	8.5		98.6

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF FINANCIAL FUTURES
April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Short
U.S. Treasury Long Bonds	3	(445,125)	June 2013	(12,806)

See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		11,043,166	11,401,813
Affiliated issuers		480,633	480,633
Cash			10,134
Cash denominated in foreign currencies		9,706	9,736
Dividends and interest receivable			167,042
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			117,940
Receivable for investment securities sold			36,531
Receivable for futures variation margin—Note 4			656
Prepaid expenses			29,861
			12,254,346
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			3,778
Payable for investment securities purchased			144,317
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			19,853
Accrued expenses			30,006
			197,954
Net Assets ($)			12,056,392
Composition of Net Assets ($):
Paid-in capital			11,578,851
Accumulated undistributed investment income—net			132,876
Accumulated net realized gain (loss) on investments			(98,776)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($12,806) net unrealized (depreciation) on financial futures]			443,441
Net Assets ($)			12,056,392

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,605,200	658,222	9,792,970
Shares Outstanding	122,998	50,657	749,767
Net Asset Value Per Share ($)	13.05	12.99	13.06

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest (net of $962 foreign taxes withheld at source)	221,815
Dividends:
Unaffiliated issuers	14,744
Affiliated issuers	344
Total Income	236,903
Expenses:
Management fee—Note 3(a)	34,241
Professional fees	24,106
Registration fees	20,404
Prospectus and shareholders’ reports	8,028
Custodian fees—Note 3(c)	4,344
Shareholder servicing costs—Note 3(c)	3,267
Distribution fees—Note 3(b)	2,304
Directors’ fees and expenses—Note 3(d)	779
Loan commitment fees—Note 2	53
Miscellaneous	16,493
Total Expenses	114,019
Less—reduction in expenses due to undertaking—Note 3(a)	(60,736)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	53,281
Investment Income—Net	183,622
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	152,206
Net realized gain (loss) on financial futures	(8,736)
Net realized gain (loss) on forward foreign currency exchange contracts	(273,337)
Net Realized Gain (Loss)	(129,867)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	95,831
Net unrealized appreciation (depreciation) on financial futures	(12,806)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	306,501
Net Unrealized Appreciation (Depreciation)	389,526
Net Realized and Unrealized Gain (Loss) on Investments	259,659
Net Increase in Net Assets Resulting from Operations	443,281

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	183,622	336,434
Net realized gain (loss) on investments	(129,867)	540,378
Net unrealized appreciation
(depreciation) on investments	389,526	(33,234)
Net Increase (Decrease) in Net Assets
Resulting from Operations	443,281	843,578
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(24,171)	(32,256)
Class C Shares	(10,196)	(21,508)
Class I Shares	(197,214)	(402,670)
Net realized gain on investments:
Class A Shares	(20,732)	(592)
Class C Shares	(10,174)	(575)
Class I Shares	(153,425)	(7,931)
Total Dividends	(415,912)	(465,532)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	576,173	575,286
Class C Shares	81,171	55,400
Class I Shares	187,793	1,620,780
Dividends reinvested:
Class A Shares	26,216	8,548
Class C Shares	3,362	1,223
Class I Shares	159,051	148,746
Cost of shares redeemed:
Class A Shares	(134,905)	(26,977)
Class C Shares	(13,907)	(29,374)
Class I Shares	(50,338)	(1,000,153)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	834,616	1,353,479
Total Increase (Decrease) in Net Assets	861,985	1,731,525
Net Assets ($):
Beginning of Period	11,194,407	9,462,882
End of Period	12,056,392	11,194,407
Undistributed investment income—net	132,876	180,835

18

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	44,590	45,729
Shares issued for dividends reinvested	2,049	679
Shares redeemed	(10,484)	(2,148)
Net Increase (Decrease) in Shares Outstanding	36,155	44,260
Class C
Shares sold	6,277	4,278
Shares issued for dividends reinvested	264	99
Shares redeemed	(1,088)	(2,352)
Net Increase (Decrease) in Shares Outstanding	5,453	2,025
Class I
Shares sold	14,526	128,680
Shares issued for dividends reinvested	12,427	11,942
Shares redeemed	(3,903)	(80,205)
Net Increase (Decrease) in Shares Outstanding	23,050	60,417

See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2013		Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	13.03		12.58	12.50
Investment Operations:
Investment income—net[b]	.19		.41	.15
Net realized and unrealized
gain (loss) on investments	.30		.64	(.04)
Total from Investment Operations	.49		1.05	.11
Distributions:
Dividends from investment income—net	(.26)		(.59)	(.03)
Dividends from net realized gain on investments	(.21)		(.01)	—
Total Distributions	(.47)		(.60)	(.03)
Net asset value, end of period	13.05		13.03	12.58
Total Return (%)[c]	3.83	[d]	8.74	.89	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.23	[e]	2.67	4.26	[e]
Ratio of net expenses to average net assets	1.10	[e]	1.10	1.10	[e]
Ratio of net investment income
to average net assets	3.03	[e]	3.21	2.04	[e]
Portfolio Turnover Rate	60.26	[d]	132.40	127.38	[d]
Net Assets, end of period ($ x 1,000)	1,605		1,132	536

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2013		Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.98		12.54	12.50
Investment Operations:
Investment income—net[b]	.15		.31	.10
Net realized and unrealized
gain (loss) on investments	.29		.65	(.05)
Total from Investment Operations	.44		.96	.05
Distributions:
Dividends from investment income—net	(.22)		(.51)	(.01)
Dividends from net realized gain on investments	(.21)		(.01)	—
Total Distributions	(.43)		(.52)	(.01)
Net asset value, end of period	12.99		12.98	12.54
Total Return (%)[c]	3.43	[d]	7.94	.38	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.95	[e]	3.32	4.98	[e]
Ratio of net expenses to average net assets	1.85	[e]	1.85	1.85	[e]
Ratio of net investment income
to average net assets	2.31	[e]	2.46	1.30	[e]
Portfolio Turnover Rate	60.26	[d]	132.40	127.38	[d]
Net Assets, end of period ($ x 1,000)	658		587	542

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2013		Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	13.04		12.59	12.50
Investment Operations:
Investment income—net[b]	.21		.44	.18
Net realized and unrealized
gain (loss) on investments	.29		.64	(.05)
Total from Investment Operations	.50		1.08	.13
Distributions:
Dividends from investment income—net	(.27)		(.62)	(.04)
Dividends from net realized gain on investments	(.21)		(.01)	—
Total Distributions	(.48)		(.63)	(.04)
Net asset value, end of period	13.06		13.04	12.59
Total Return (%)	3.93	[c]	8.98	1.03	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90	[d]	2.31	3.80	[d]
Ratio of net expenses to average net assets	.85	[d]	.85	.85	[d]
Ratio of net investment income
to average net assets	3.30	[d]	3.45	2.33	[d]
Portfolio Turnover Rate	60.26	[c]	132.40	127.38	[c]
Net Assets, end of period ($ x 1,000)	9,793		9,476	8,386

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 399,808 Class I shares of the fund.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of secu-

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

26

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	5,712,439	—	5,712,439
Exchange-Traded Funds	1,027,107	—	—	1,027,107
Foreign Government	—	3,936,000	—	3,936,000
Mutual Funds	480,633	—	—	480,633
U.S. Treasury	—	726,267	—	726,267
Other Financial
Instruments:
Forward Foreign Currency
Exchange Contracts††	—	117,940	—	117,940
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(12,806)	—	—	(12,806)
Forward Foreign Currency
Exchange Contracts††	—	(19,853)	—	(19,853)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,104,264		4,259,460	4,883,091	480,633		4.0

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

28

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2013, the Board declared a cash dividend of $.14, $.108 and $.15 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2013 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2013.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $464,049

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and long-term capital gains $1,483. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliated of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

30

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the average daily net assets of their class. The reduction in expenses, pursuant to the undertaking, amounted to $60,736 during the period ended April 30, 2013.

During the period ended April 30, 2013, the Distributor retained $270 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .29% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $2,304 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services pro-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $1,656 and $768, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $363 for transfer agency services and $9 for cash management services. Cash management fees were partially offset by earnings credits of $2.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $4,344 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $6 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

32

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,851, Distribution Plan fees $388, Shareholder Services Plan fees $438, custodian fees $2,561, Chief Compliance Officer fees $3,054 and transfer agency fees $201, which are offset against an expense reimbursement currently in effect in the amount of $8,715.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures during the period ended April 30, 2013, amounted to $7,403,325 and $6,439,597, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk	—	Interest rate risk[1]	(12,806)
Foreign exchange risk[2]	117,940	Foreign exchange risk[3]	(19,853)
Gross fair value of
derivatives contracts	117,940		(32,659)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Interest rate	(8,736)	—	(8,736)
Foreign exchange	—	(273,337)	(273,337)
Total	(8,736)	(273,337)	(282,073)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Interest rate	(12,806)	—	(12,806)
Foreign exchange	—	306,501	306,501
Total	(12,806)	306,501	293,695

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures

34

against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring
5/14/2013 [a]	102,000	105,178	105,626	(448)
British Pound,
Expiring:
5/1/2013 [b]	4,625	7,171	7,184	(13)
5/14/2013 [c]	1,704,650	2,681,965	2,647,669	34,296
5/14/2013 [b]	53,000	78,799	82,319	(3,520)
Canadian Dollar,
Expiring
5/14/2013 [a]	449,000	445,563	445,528	35

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Chinese Yuan Renminbi,
Expiring
5/14/2013 [c]	150,000	23,826	24,313	(487)
Czech Koruna,
Expiring
5/14/2013 [c]	2,370,000	125,296	121,007	4,289
Euro,
Expiring:
5/2/2013 [b]	1,938	2,549	2,551	(2)
5/14/2013 [a]	84,000	113,686	110,634	3,052
5/14/2013 [b]	419,000	541,686	551,851	(10,165)
5/14/2013 [c]	1,659,200	2,242,323	2,185,276	57,047
Mexican New Peso,
Expiring
5/14/2013 [b]	3,744,000	302,853	307,977	(5,124)
New Zealand Dollar,
Expiring
5/14/2013 [a]	5,000	4,187	4,281	(94)
Norwegian Krone,
Expiring
5/14/2013 [a]	2,597,163	464,958	450,137	14,821
Polish Zloty,
Expiring
5/14/2013 [b]	551,000	177,193	174,190	3,003
Swedish Krona,
Expiring
5/14/2013 [b]	1,500,000	232,240	231,370	870
Turkish Lira,
Expiring
5/14/2013 [c]	99,000	55,664	55,137	527
Gross Unrealized
Appreciation				117,940
Gross Unrealized
Depreciation				(19,853)

Counterparties:

a	UBS
b	Royal Bank of Scotland
c	JPMorgan Chase & Co.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Interest rate financial futures	248,612
Forward contracts	7,240,288

36

At April 30, 2013, accumulated net unrealized appreciation on investments was $358,647, consisting of $454,824 gross unrealized appreciation and $96,177 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On June 18, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

38

including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at the Performance Group median and above the Performance Universe median for the one-year period (the fund had commenced operations on March 25, 2011) and noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for the one-year period ended December 31, 2012. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were slightly above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

40

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus would have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund

42

by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Real
Return Fund

SEMIANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Options Written
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but he sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Suzanne Hutchins (Lead) and James Harries, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 4.20%, Class C shares returned 3.86% and Class I shares returned 4.44%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and its broad-based securities market index, the Citibank 30-Day Treasury Bill Index, produced total returns of 0.10% and 0.03%, respectively, for the same period.2,3

Global equities and higher yielding bonds rallied over the reporting period as macroeconomic concerns eased around the world.The fund’s results were supported by positive contributions from equities and high yield bonds. Gold and derivative protection was a cost to the strategy.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income).To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce positive absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years.The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund is unconstrained in its approach and currently invests in a core of return-seeking assets, including global equities, convertibles and global high yield corporate bonds to meet its return objective.To complement this core and to provide capital protection as well as to reduce volatility the fund is invested in other asset types where we find value, including commodities, currencies, select government bonds and index-linked securities and derivatives.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends as emphasized by our global investment themes, security valuation and company fundamentals. Within markets and sectors, we seek attractively priced

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure and where we find the best risk reward. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Accommodative Policies Stimulated Housing Recovery in the U.S.

A number of global macroeconomic worries eased during the reporting period in response to aggressively accommodative monetary policies from central banks throughout the world.The United States stood in the vanguard of the global recovery as the housing market improved amid an open-ended quantitative easing program from the Federal Reserve Board. Quantitative easing by the European Central Bank appeared to forestall a more severe debt crisis, a new government in Japan implemented economic policies designed to address longstanding economic stagnation, and investors in the emerging markets looked forward to more stimulative policies from new government leadership in China.

These developments generally supported prices of global stocks and higher yielding bonds. However, as investors turned their attention to riskier assets, the yields of higher quality sovereign bonds generally rose and prices declined. Commodities also fell, not helped by sluggish demand from the emerging markets.

Return-Seeking Assets Buoyed Positive Absolute Results

Stocks, higher yielding bonds, and other return-seeking assets fared well in this environment. Early in the reporting period, we reduced the fund’s cash position to deploy more assets to select equities, especially those within information technology, consumer goods and the health care segments. This move proved beneficial, as equity investments in pharmaceutical developers, tobacco companies, and wireless telecommunications providers advanced strongly. To a lesser degree, companies in the aerospace/defense, consumer goods, utilities, and information technology industry groups also bolstered performance.

Among fixed-income securities, high yield bonds from a diverse range of corporate issuers in Europe, the United States, and the United Kingdom gained in value, where the fund seeks its cyclical exposure to industrials. Government bonds in Australia and New Zealand also added value.

Conversely, gold-related equities weighed on results when commodity prices fell, and the fund’s positions in derivative instruments were not needed as risk assets rose.

4

For example, the purchase of put options to protect against potential stock market declines was not needed in a rallying market.

Finding Value in Global Financial Markets

We have continued to identify opportunities in most of the asset classes in which the fund invests. However, toward the reporting period’s end we reduced risk levels in the fund’s return-seeking core by shifting assets from stocks to sovereign bonds and cash.This change stems from concerns that globally easy monetary policies may have inflated the values of some risk assets and could spark bouts of heightened market volatility. In addition, we believe that the global economy continues to face serious challenges from Europe, China and indebtedness in the developed world.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares. The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2014, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.
3 SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered
Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix.
Eurodollar Libor is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.59	$11.37	$5.83
Ending value (after expenses)	$1,042.00	$1,038.60	$1,044.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.50	$11.23	$5.76
Ending value (after expenses)	$1,017.36	$1,013.64	$1,019.09

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—23.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—6.0%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	916,000		1,088,420
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	1,942,000		2,427,043
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	460,000	[b]	639,293
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	357,000		415,646
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	150,000	[c]	228,409
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	340,000		398,309
						5,197,120
Croatia—.2%
Agrokor,
Gtd. Notes	EUR	9.13	2/1/20	130,000		190,892
El Salvador—.2%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	200,000		217,000
Germany—.8%
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	150,000		209,022
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	125,000		202,070
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	150,000		217,050
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	57,918		82,052
						710,194
Ireland—.5%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	150,000		203,963
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	150,000		210,136
						414,099

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy—.5%
Lottomatica Group,
Jr. Sub. Bonds	EUR	8.25	3/31/66	150,000	[c]	216,507
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	150,000		211,864
						428,371
Luxembourg—.4%
Aguila 3,
Sr. Scd. Notes		7.88	1/31/18	300,000		321,375
Mexico—.1%
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	126,000		137,655
Netherlands—.8%
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	150,000		230,424
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	150,000		221,208
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	150,000		215,815
						667,447
New Zealand—1.8%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	510,000	[d]	485,192
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	1,000,000		1,039,995
						1,525,187
Norway—3.5%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	3,153,000		626,079
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	11,705,000		2,383,708
						3,009,787
South Africa—.1%
Edcon Proprietary,
Scd. Notes	EUR	3.45	6/15/14	34,000	[c]	45,000

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Sweden—.4%
Eileme 2,
Sr. Scd. Notes	EUR	11.75	1/31/20	110,000		172,389
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	9.25	9/29/18	1,000,000		168,568
						340,957
Switzerland—.5%
Matterhorn Mobile,
Sr. Scd. Notes	CHF	6.75	5/15/19	150,000		173,069
Sunrise Communications
International,
Sr. Scd. Notes	EUR	7.00	12/31/17	200,000		284,461
						457,530
United Kingdom—3.2%
Anglian Water
Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	50,000	[e]	146,965
Boparan Finance,
Gtd. Notes	GBP	9.88	4/30/18	100,000		175,529
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	20,000	[e]	60,531
Cable & Wireless
International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	110,000		196,926
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000	[c]	142,889
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	[e]	325,414
Ineos Finance,
Sr. Scd. Notes	EUR	7.25	2/15/19	100,000	[c]	140,749
Jaguar Land Rover
Automotive,
Gtd. Bonds		8.13	5/15/21	300,000		345,000
John Lewis,
Sr. Unscd. Bonds	GBP	8.38	4/8/19	75,000		154,104

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	150,000		205,691
LBG Capital No.1,
Gtd. Bonds, Ser. 8	GBP	7.87	8/25/20	70,000		116,726
National Grid
Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	32,000	[e]	84,984
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	19,000	[e]	62,908
Priory Group No. 3,
Sr. Scd. Notes	GBP	7.00	2/15/18	100,000		166,208
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	[c]	207,363
Sable International Finance,
Sr. Scd. Notes		7.75	2/15/17	100,000		108,500
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	60,000	[e]	158,930
						2,799,417
United States—4.8%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	150,000		205,148
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	170,000		186,363
Chrysler Group,
Scd. Notes		8.25	6/15/21	200,000		230,500
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	150,000		160,781
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	224,000		243,040
EXCO Resources,
Gtd. Notes		7.50	9/15/18	185,000		184,075
ITC Deltacom,
Sr. Scd. Notes		10.50	4/1/16	200,000		212,375
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	100,000		164,461
Pacific Drilling,
Sr. Scd. Notes		7.25	12/1/17	200,000		212,500
Sprint Nextel,
Sr. Unscd. Debs		9.25	4/15/22	340,000		426,700

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
United States (continued)
Toys R Us Property Co. I,
Gtd. Notes	10.75	7/15/17	200,000	214,750
U.S. Treasury,
Bonds	3.13	2/15/43	1,600,000	1,676,501
				4,117,194
Total Bonds And Notes
(cost $19,347,420)				20,579,225

Common Stocks—59.9%			Shares	Value ($)
Australia—1.4%
Newcrest Mining			70,094	1,221,522
Canada—2.7%
Barrick Gold			41,736	822,617
Eldorado Gold			31,506	249,246
Yamana Gold			99,847	1,235,885
				2,307,748
Denmark—1.3%
TDC			138,141	1,120,530
France—3.7%
Sanofi			14,561	1,595,836
Total			31,891	1,607,297
				3,203,133
Germany—4.5%
Bayer			26,595	2,774,625
Deutsche Telekom			91,944	1,087,592
				3,862,217
Japan—4.2%
Asahi Group Holdings			38,300	952,343
Japan Tobacco			32,700	1,236,082
Softbank			29,600	1,465,046
				3,653,471
Luxembourg—1.1%
Millicom International
Cellular, SDR			12,039	984,512
Netherlands—1.3%
Reed Elsevier			68,172	1,106,079

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Africa—.8%
MTN Group	39,992		721,001
Sweden—1.4%
TeliaSonera	173,089		1,190,862
Switzerland—5.5%
Novartis	26,411		1,961,368
Roche Holding	6,936		1,733,627
Syngenta	2,382		1,018,076
			4,713,071
United Kingdom—13.5%
BAE Systems	166,236		969,626
British American Tobacco	16,925		937,517
Centrica	288,734		1,663,953
GlaxoSmithKline	108,975		2,810,833
Royal Dutch Shell, Cl. B	24,260		849,027
Severn Trent	34,920		987,765
SSE	65,176		1,576,324
United Utilities Group	67,153		772,431
WM Morrison Supermarkets	241,043		1,093,693
			11,661,169
United States—18.7%
Abbott Laboratories	26,119		964,313
Accenture, Cl. A	12,042		980,700
Citigroup	18,700		872,542
Medtronic	15,691		732,456
Merck & Co.	43,235		2,032,045
Microsoft	30,000		993,000
Newmont Mining	7,676		248,702
Paychex	24,384		887,821
PDL BioPharma	25,472		197,153
PowerShares DB Gold Fund	57,828	[f]	2,902,966
Reynolds American	40,818		1,935,590
Sprint Nextel	191,129	[f]	1,347,459

12

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Sysco	28,610		997,345
Wisconsin Energy	19,575		879,701
			15,971,793
Total Common Stocks
(cost $46,906,454)			51,717,108
	Number of
Rights—.0%	Rights		Value ($)
Netherlands
Koninklijke KPN,
(cost $72,221)	21,698	[f]	29,147
	Number of
Options Purchased—.4%	Contracts		Value ($)
Call Options—.1%
CBOE Volatility Index Options,
July 2013 @ $21	427	[f]	49,105
Put Options—.3%
CBOE Volatility Index Options,
June 2013 @ $16	427	[f]	93,940
FTSE 100 Index Futures,
June 2013 @ GBP 5,900	138	[f]	41,800
FTSE 100 Index Futures,
September 2013 @ GBP 5,900	156	[f]	199,914
			335,654
Total Options Purchased
(cost $505,045)			384,759
	Principal
Short-Term Investments—9.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 9/19/13	7,060,400		7,058,465
0.14%, 5/30/13	799,000		798,987
Total Short-Term Investments
(cost $7,857,034)			7,857,452

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—4.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,597,000)	3,597,000 [g]	3,597,000

Total Investments (cost $78,285,174)	97.4%	84,164,691
Cash and Receivables (Net)	2.6%	2,217,991
Net Assets	100.0%	86,382,682

GBP—British Pound
SDR—Swedish Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Variable rate security-interest rate subject to periodic change.
d Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer
Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	13.9	Consumer Services	3.7
Short-Term/		Exchange-Traded Funds	3.4
Money Market Investments	13.3	Industrial	3.3
Foreign/Governmental	11.0	Oil & Gas	1.9
Corporate Bonds	10.9	U.S. Government	1.9
Telecommunications	9.2	Technology	1.1
Basic Materials	8.8	Financial	1.0
Utilities	7.8	Option Purchased	.4
Consumer Goods	5.8		97.4

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
FTSE 100 Index Futures,
June 2013 @ GBP 6,600	100	[a]	(45,050)
FTSE 100 Index Futures,
September 2013 @ GBP 6,700	156	[a]	(132,054)
Put Options:
FTSE 100 Index Futures,
June 2013 @ GBP 5,600	138	[a]	(16,077)
FTSE 100 Index Futures,
September 2013 @ GBP 5,600	156	[a]	(109,044)
Total Options Written
(premiums received $484,827)			(302,225)

GBP—British Pound
a Non-income producing security.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		74,688,174	80,567,691
Affiliated issuers		3,597,000	3,597,000
Cash			243,034
Cash on Initial Margin—Note 4			794,522
Cash denominated in foreign currencies		23,359	23,488
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			1,148,723
Receivable for shares of Common Stock subscribed			783,921
Dividends and interest receivable			544,801
Receivable for investment securities sold			251,410
Prepaid expenses			31,968
			87,986,558
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			78,872
Payable for investment securities purchased			863,097
Outstanding options written, at value (premiums received
$484,827)—See Statement of Options Written—Note 4			302,225
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			265,936
Payable for shares of Common Stock redeemed			51,945
Accrued expenses			41,801
			1,603,876
Net Assets ($)			86,382,682
Composition of Net Assets ($):
Paid-in capital			80,539,030
Accumulated undistributed investment income—net			1,393,537
Accumulated net realized gain (loss) on investments			(2,499,874)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions and
foreign currency transactions			6,949,989
Net Assets ($)			86,382,682

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	26,538,981	1,863,733	57,979,968
Shares Outstanding	1,819,810	129,374	3,967,091
Net Asset Value Per Share ($)	14.58	14.41	14.62

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $78,779 foreign taxes withheld at source):
Unaffiliated issuers	928,708
Affiliated issuers	2,229
Interest	417,133
Total Income	1,348,070
Expenses:
Management fee—Note 3(a)	347,394
Shareholder servicing costs—Note 3(c)	48,279
Professional fees	28,308
Registration fees	24,647
Custodian fees—Note 3(c)	16,349
Prospectus and shareholders’ reports	7,671
Directors’ fees and expenses—Note 3(d)	5,641
Distribution fees—Note 3(b)	4,612
Loan commitment fees—Note 2	111
Miscellaneous	11,629
Total Expenses	494,641
Less—reduction in expenses due to undertaking—Note 3(a)	(4,434)
Less—reduction in fees due to earnings credits—Note 3(c)	(16)
Net Expenses	490,191
Investment Income—Net	857,879
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(142,729)
Net realized gain (loss) on options transactions	(559,591)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,486,982)
Net Realized Gain (Loss)	(2,189,302)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,896,200
Net unrealized appreciation (depreciation) on options transactions	(94,830)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	1,990,366
Net Unrealized Appreciation (Depreciation)	4,791,736
Net Realized and Unrealized Gain (Loss) on Investments	2,602,434
Net Increase in Net Assets Resulting from Operations	3,460,313

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	857,879	590,155
Net realized gain (loss) on investments	(2,189,302)	138,788
Net unrealized appreciation
(depreciation) on investments	4,791,736	1,810,127
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,460,313	2,539,070
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(89,223)	(12,051)
Class C Shares	(439)	—
Class I Shares	(339,117)	(188,051)
Net realized gain on investments:
Class A Shares	—	(13,147)
Class C Shares	—	(1,870)
Class I Shares	—	(110,122)
Total Dividends	(428,779)	(325,241)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	10,611,147	20,229,823
Class C Shares	1,013,624	754,317
Class I Shares	10,119,821	36,736,292
Dividends reinvested:
Class A Shares	88,861	24,685
Class C Shares	439	637
Class I Shares	326,754	279,676
Cost of shares redeemed:
Class A Shares	(2,172,796)	(8,799,384)
Class C Shares	(152,432)	(1,022,848)
Class I Shares	(6,925,418)	(7,327,473)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	12,910,000	40,875,725
Total Increase (Decrease) in Net Assets	15,941,534	43,089,554
Net Assets ($):
Beginning of Period	70,441,148	27,351,594
End of Period	86,382,682	70,441,148
Undistributed investment income—net	1,393,537	964,437

18

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	752,323	1,471,625
Shares issued for dividends reinvested	6,426	1,846
Shares redeemed	(153,588)	(637,563)
Net Increase (Decrease) in Shares Outstanding	605,161	835,908
Class C
Shares sold	72,461	55,033
Shares issued for dividends reinvested	32	48
Shares redeemed	(11,069)	(76,201)
Net Increase (Decrease) in Shares Outstanding	61,424	(21,120)
Class I
Shares sold	715,262	2,680,434
Shares issued for dividends reinvested	23,592	20,918
Shares redeemed	(489,389)	(535,472)
Net Increase (Decrease) in Shares Outstanding	249,465	2,165,880

See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2013		Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.07		13.51	13.44	12.50
Investment Operations:
Investment income—net[b]	.15		.17	.20	.06
Net realized and unrealized
gain (loss) on investments	.43		.53	(.13)	.88
Total from Investment Operations	.58		.70	.07	.94
Distributions:
Dividends from investment income—net	(.07)		(.07)	—	—
Dividends from net realized
gain on investments	—		(.07)	—	—
Total Distributions	(.07)		(.14)	—	—
Net asset value, end of period	14.58		14.07	13.51	13.44
Total Return (%)[c]	4.20	[d]	5.16	.52	7.52	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.54	[e]	1.72	3.53	5.96	[e]
Ratio of net expenses to average net assets	1.50	[e]	1.50	1.50	1.50	[e]
Ratio of net investment income
to average net assets	2.05	[e]	1.26	1.46	.94	[e]
Portfolio Turnover Rate	24.58	[d]	53.24	42.97	49.61	[d]
Net Assets, end of period ($ x 1,000)	26,539		17,088	5,117	3,340

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

20

Six Months Ended
	April 30, 2013		Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	13.89		13.37	13.39	12.50
Investment Operations:
Investment income—net[b]	.10		.06	.10	.01
Net realized and unrealized
gain (loss) on investments	.43		.53	(.12)	.88
Total from Investment Operations	.53		.59	(.02)	.89
Distributions:
Dividends from investment income—net	(.01)		—	—	—
Dividends from net realized
gain on investments	—		(.07)	—	—
Total Distributions	(.01)		(.07)	—	—
Net asset value, end of period	14.41		13.89	13.37	13.39
Total Return (%)[c]	3.86	[d]	4.39	(.22)	7.20	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.28	[e]	2.56	4.37	6.75	[e]
Ratio of net expenses to average net assets	2.25	[e]	2.25	2.25	2.25	[e]
Ratio of net investment income
to average net assets	1.45	[e]	.51	.75	.20	[e]
Portfolio Turnover Rate	24.58	[d]	53.24	42.97	49.61	[d]
Net Assets, end of period ($ x 1,000)	1,864		944	1,190	1,071

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2013		Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.10		13.56	13.46	12.50
Investment Operations:
Investment income—net[b]	.16		.21	.18	.07
Net realized and unrealized
gain (loss) on investments	.45		.53	(.08)	.89
Total from Investment Operations	.61		.74	.10	.96
Distributions:
Dividends from investment income—net	(.09)		(.13)	—	—
Dividends from net realized
gain on investments	—		(.07)	—	—
Total Distributions	(.09)		(.20)	—	—
Net asset value, end of period	14.62		14.10	13.56	13.46
Total Return (%)	4.44	[c]	5.45	.74	7.68	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	[d]	1.35	2.33	5.75	[d]
Ratio of net expenses to average net assets	1.15	[d]	1.25	1.25	1.25	[d]
Ratio of net investment income
to average net assets	2.31	[d]	1.55	1.46	1.19	[d]
Portfolio Turnover Rate	24.58	[c]	53.24	42.97	49.61	[c]
Net Assets, end of period ($ x 1,000)	57,980		52,410	21,044	1,076

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
[b]	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers twelve series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

24

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

26

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	9,399,039	—	9,399,039
Equity Securities—
Domestic
Common Stocks†	13,068,827	—	—	13,068,827
Equity Securities—
Foreign
Common Stocks†	35,745,315	—	—	35,745,315
Exchange-Traded
Funds	2,902,966	—	—	2,902,966
Foreign Government	—	9,503,685	—	9,503,685
Mutual Funds	3,597,000	—	—	3,597,000
U.S. Treasury	—	9,533,953	—	9,533,953
Rights†	29,147	—	—	29,147
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	1,148,723	—	1,148,723

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Options Purchased	384,759	—	—	384,759
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(265,936)	—	(265,936)
Options Written	(302,225)	—	—	(302,225)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

28

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,470,000		33,601,000	38,474,000	3,597,000		4.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $58,862 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2012.The fund has $58,862 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $270,888 and long-term capital gains $54,353.The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and

30

Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $4,434 during the period ended April 30, 2013.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .43% of the value of the fund’s average daily net assets, payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $4,612 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $27,096 and $1,537, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

32

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $2,332 for transfer agency services and $92 for cash management services. Cash management fees were partially offset by earnings credits of $16.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $16,349 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $56 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $61,826, Distribution Plan fees $1,024, Shareholder Services Plan fees $5,511, custodian fees $8,317, Chief Compliance Officer fees $3,054 and transfer agency fees $849, which are offset against an expense reimbursement currently in effect in the amount of $1,709.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions and forward contracts, during the period ended April 30, 2013, amounted to $27,005,024 and $16,310,244, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	384,759	Equity risk[2]	(302,225)
Foreign exchange risk[3]	1,148,723	Foreign exchange risk[4]	(265,936)
Gross fair value of
derivatives contracts	1,533,482		(568,161)

Statement of Assets and Liabilities location:

1	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Options		Forward
Underlying risk	Transactions[5]		Contracts[6] Total
Equity	(559,591)	—	(559,591)
Foreign exchange	—		(1,486,982) (1,486,982)
Total	(559,591)		(1,486,982) (2,046,573)

34

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Options	Forward
Underlying risk	Transactions[7]	Contracts[8]	Total
Equity	(94,830)	—	(94,830)
Foreign exchange	—	1,990,366	1,990,366
Total	(94,830)	1,990,366	1,895,536

Statement of Operations location:

5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2013:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
October 31, 2012	190	232,150
Contracts written	1,644	893,603
Contracts terminated:
Contracts closed	799	530,316	920,861	(390,545)
Contracts expired	485	110,610	—	110,610
Total contracts terminated	1,284	640,926	920,861	(279,935)
Contracts Outstanding
April 30, 2013	550	484,827

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell

36

a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013.

	Foreign			Unrealized
Forward Foreign	Currency Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
8/16/2013 [a]	1,005,000	1,022,918	1,033,541	10,623
8/16/2013 [b]	752,000	765,171	773,355	8,184
British Pound,
Expiring:
5/1/2013 [a]	46,993	72,892	72,996	104
7/17/2013 [a]	556,000	847,220	863,261	16,041
7/17/2013 [b]	486,000	757,968	754,576	(3,392)
7/17/2013 [c]	130,000	195,628	201,842	6,214
Canadian Dollar,
Expiring
8/16/2013 [a]	247,000	240,980	244,554	3,574
Euro,
Expiring:
8/16/2013 [a]	109,000	143,133	143,660	527
8/16/2013 [d]	97,000	126,769	127,844	1,075
Japanese Yen,
Expiring
7/17/2013 [a]	329,627,000	3,319,313	3,382,786	63,473

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Norwegian Krone,
Expiring:
8/16/2013 [a]	3,038,000	516,693	524,668	7,975
8/16/2013 [b]	755,000	129,280	130,390	1,110
Singapore Dollar,
Expiring:
8/16/2013 [a]	922,778	745,606	749,252	3,646
8/16/2013 [d]	100,000	80,730	81,195	465
Swiss Franc,
Expiring:
6/14/2013 [a]	200,000	210,376	215,187	4,811
6/14/2013 [b]	186,000	196,548	200,125	3,577
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
5/1/2013 [b]	129,778	134,074	134,541	(467)
8/16/2013 [a]	2,821,000	2,871,707	2,901,113	(29,406)
8/16/2013 [b]	4,523,000	4,602,375	4,651,448	(49,073)
8/16/2013 [c]	461,000	466,444	474,091	(7,647)
British Pound,
Expiring:
7/17/2013 [a]	8,415,773	13,479,674	13,066,551	413,123
7/17/2013 [b]	836,000	1,325,957	1,297,996	27,961
7/17/2013 [c]	799,000	1,216,492	1,240,548	(24,056)
7/17/2013 [d]	114,000	171,663	176,999	(5,336)
Canadian Dollar,
Expiring
8/16/2013 [b]	2,164,654	2,161,187	2,143,217	17,970
Danish Krone,
Expiring
10/16/2013 [a]	5,674,000	992,519	1,004,344	(11,825)
Euro,
Expiring:
8/16/2013 [a]	10,659,350	14,370,482	14,048,790	321,692
8/16/2013 [b]	516,000	691,054	680,077	10,977
Japanese Yen,
Expiring:
7/17/2013 [d]	329,627,000	3,340,623	3,382,785	(42,162)
11/14/2013 [a]	329,653,000	3,310,374	3,386,399	(76,025)
Norwegian Krone,
Expiring:
8/16/2013 [b]	18,646,300	3,368,607	3,220,248	148,359
8/16/2013 [c]	3,163,000	540,135	546,256	(6,121)

38

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
South African Rand,
Expiring
9/17/2013 [c]	4,605,100	493,153	503,487	(10,334)
Swedish Krona,
Expiring
8/16/2013 [b]	14,567,000	2,288,875	2,242,281	46,594
Swiss Franc,
Expiring:
5/2/2013 [b]	14,709	15,727	15,819	(92)
6/14/2013 [a]	4,224,000	4,568,976	4,544,771	24,205
6/14/2013 [b]	328,000	355,519	352,908	2,611
6/14/2013 [c]	246,000	268,513	264,681	3,832
Gross Unrealized
Appreciation				1,148,723
Gross Unrealized
Depreciation				(265,936)

Counterparties:

a	JPMorgan Chase & Co.
b	UBS
c	Royal Bank of Scotland
d	Barclays Bank

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Equity options contracts	480,767
Forward contracts	47,368,912

At April 30, 2013, accumulated net unrealized appreciation on investments was $5,879,517, consisting of $8,645,774 gross unrealized appreciation and $2,766,257 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

On June 18, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period (the fund had commenced operations on May 12, 2010) and above the Performance Group and Performance Universe medians for the two-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

42

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until March 1, 2014, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction

44

from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

46

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Total Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Financial Futures
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Sean P. Fitzgibbon and Alexander Kozhemiakin, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 8.60%, Class C shares returned 8.22% and Class I shares returned 8.78%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 5.29% for the same period.2

Emerging-market stock and bond prices gained a degree of value when global economic data and investor sentiment began to improve.The fund outperformed its benchmark, mainly due to strong stock selections in China,Thailand, and Mexico, and an emphasis on local currency-denominated bonds in South Africa and Russia.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in equities, bonds and currencies issued by, or economically tied to, emerging markets. We base asset and country allocation decisions on our global macro-economic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity investments rely on in-depth fundamental analysis supported by proprietary quantitative models. Bond and currency investments rely on in-depth fundamental analysis. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Economic Uncertainty Limited Market Gains

Prior to the reporting period, investor confidence in riskier markets was undermined by slowing growth in China, a subpar U.S. economic recovery, and an ongoing sovereign debt crisis in Europe. Some of these concerns moderated during November and December 2012, when China posted better economic data, India announced reforms to some regulatory and fiscal policies, and the European Central Bank launched a new quantitative easing program. However, over the first four months of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

2013 Chinese growth rates continued to slow, and European tensions resurfaced when the regional financial crisis spread to the banking sector in Cyprus.

These developments produced heightened volatility in emerging equity markets. The MSCI EM Index advanced solidly in late 2012, only to lose some of that ground over the first four months of 2013.While some of the MSCI EM Index’s components, such as Thailand, ended the reporting period with substantial gains, most posted more modestly positive results, with some of the largest markets, such as China and India, barely advancing.

Emerging-market bonds benefited from accommodative monetary policies among central banks worldwide. Low interest rates in most developed markets sparked robust demand for higher yielding securities, including those from the emerging markets.

Selectivity Proved Critical to Fund Performance

The fund’s success in finding attractive opportunities among equities led us to allocate roughly 70% of assets to stocks during the reporting period and 30% to bonds.This strategy played a limited role in boosting the fund’s relative results, as selection of individual securities (both equities and fixed income) proved primarily responsible for its outperformance.

In equities, the fund achieved strong relative returns in China, where automaker GreatWall Motor captured market share, advertiser Focus Media Holding announced plans to take the company private, technology components manufacturer AAC Technology Holdings received strong orders from smartphone and tablet producers, and drug maker Sino Biopharmaceutical encountered robust demand for its products. Overweighted exposure to Thailand further bolstered returns, as did individual stock selections such as Bangkok Bank and PTT Global Chemical inThailand, and Banorte and Empresas ICA in Mexico. Disappointments during the reporting period included metals producer Vale and diagnostic laboratory chain Fleury in Brazil, and Korean tobacco company KT&G.

The fund’s fixed-income investments also fared well, mainly due to strong results from local currency-denominated bonds. Overweighted exposure to such bonds in Russia and South Africa, and an underweighted position in Brazil, proved especially beneficial. Our currency strategies added value to a lesser degree, driven by overweighted exposure to the Mexican peso and Brazilian real. Investments in U.S. dollar-denominated bonds had relatively little impact on the fund’s relative performance.

4

Finding Opportunities in Individual Markets

Some of the macroeconomic issues weighing on the emerging markets have begun to dissipate in response to globally accommodative monetary policies. Lower energy prices also auger well for the economies of oil and gas importers, such as China and India.

As of the reporting period’s end, the fund continued to emphasize stocks over bonds. Allocations among national stock markets were little changed, with minor trimming of gains in Thailand and Mexico, and the addition of modest exposure to Indonesia. The fund’s fixed-income portfolio remained positioned for slow global growth and muted inflation, which we expect to boost the value of currencies in Brazil, Nigeria, and Russia, as well as longer term bonds in Russia, Colombia, Mexico, and Peru.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in
Europe, Latin America and the Pacific Basin. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.33	$12.24	$6.94
Ending value (after expenses)	$1,086.00	$1,082.20	$1,087.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.05	$11.83	$6.71
Ending value (after expenses)	$1,016.81	$1,013.04	$1,018.15

† Expenses are equal to the fund’s annualized expense ratio of 1.61% for Class A, 2.37% for Class C and 1.34%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—30.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Brazil—3.7%
Andrade Gutierrez Internacional,
Gtd. Notes		4.00	4/30/18	250,000	[b]	251,250
Aralco Finance,
Gtd. Notes		10.13	5/7/20	300,000	[b]	298,158
Banco ABC-Brasil,
Sr. Unscd. Notes	BRL	8.50	3/28/16	670,000	[b]	332,899
Banco do Brasil,
Bank Gtd. Notes		3.88	10/10/22	200,000		199,200
Cosan,
Gtd. Notes	BRL	9.50	3/14/18	800,000		417,843
Gerdau Trade,
Gtd. Notes		5.75	1/30/21	100,000		108,200
Gerdau Trade,
Gtd. Notes		4.75	4/15/23	200,000	[b]	202,498
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	200,000		215,500
Odebrecht Finance,
Gtd. Notes		5.13	6/26/22	200,000		214,500
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	600,000	[b]	307,853
Oi,
Sr. Unscd. Notes		5.75	2/10/22	200,000		211,500
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	[b]	210,900
Rearden G Holdings,
Gtd. Notes		7.88	3/30/20	265,000		293,620
						3,263,921
Canada—.4%
Pacific Rubiales Energy,
Gtd. Notes		7.25	12/12/21	280,000	[b]	320,600
Chile—1.7%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	150,000	[b]	153,930
Cencosud,
Gtd. Notes		4.88	1/20/23	200,000		208,020
Corpbanca,
Sr. Unscd. Notes		3.13	1/15/18	200,000		200,903

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Chile (continued)
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	100,000	[b]	106,614
SACI Falabella,
Sr. Unscd. Notes	CLP	6.50	4/30/23	189,000,000		404,318
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	250,000		254,409
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	200,000		198,195
						1,526,389
China—.2%
Country Garden Holdings,
Gtd. Notes		7.50	1/10/23	200,000		209,500
Colombia—1.4%
Bancolombia,
Sub. Notes		5.13	9/11/22	70,000		71,855
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		157,906
Empresa de Energia de Bogota,
Sr. Unscd. Notes		6.13	11/10/21	200,000		223,500
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,192,000,000		769,376
						1,222,637
Costa Rica—.5%
Costa Rican Government,
Unscd. Notes		4.38	4/30/25	200,000	[b]	201,900
Instituto Costarricense
de Electricidad,
Sr. Unscd. Notes		6.95	11/10/21	200,000	[b]	229,500
						431,400
Hungary—1.0%
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	470,000		484,100
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		70,137
Hungarian Government,
Unscd. Bonds, Ser. 22/A	HUF	7.00	6/24/22	66,220,000		327,265
						881,502

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
India—.2%
NTPC,
Sr. Unscd. Notes		4.75	10/3/22	200,000		213,419
Indonesia—2.1%
Indo Energy Finance II,
Gtd. Notes		6.38	1/24/23	415,000		423,798
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	6,854,000,000		764,659
Indosat Palapa,
Gtd. Notes		7.38	7/29/20	190,000		214,225
PT Adaro Indonesia,
Gtd. Notes		7.63	10/22/19	195,000		213,515
Theta Capital,
Gtd. Bonds		6.13	11/14/20	200,000		208,937
						1,825,134
Kazakhstan—.5%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	[b]	237,500
KazMunayGas National,
Sr. Unscd. Notes		4.40	4/30/23	200,000	[b]	201,364
						438,864
Macau—.2%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		203,250
Malaysia—.8%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0112	MYR	3.42	8/15/22	670,000		220,649
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0211	MYR	3.43	8/15/14	625,000		206,800
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	900,000		307,734
						735,183
Mexico—3.1%
America Movil,
Sr. Unscd. Notes	MXN	6.45	12/5/22	8,790,000		790,582

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		227,000
Metalsa,
Gtd. Notes		4.90	4/24/23	300,000	[b]	302,250
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	1,440,000		136,848
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	990,000		84,700
Mexican Government,
Bonds	MXN	2.00	6/9/22	1,003,000		445,203
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	200,000	[b]	218,000
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	245,000		268,887
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		208,250
						2,681,720
Nigeria—1.1%
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/27/13	19,000,000	[c]	118,020
Nigerian Government,
Treasury Bills, Ser. 182	NGN	0.00	7/11/13	7,360,000	[c]	45,631
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	7/25/13	3,580,000	[c]	22,092
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	9/5/13	28,330,000	[c]	172,069
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	9/26/13	4,000,000	[c]	24,126
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	16,500,000	[c]	98,162
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/19/13	6,245,000	[c]	36,828
Nigerian Government,
Treasury Bills	NGN	0.00	3/6/14	16,200,000	[c]	93,603

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Nigeria (continued)
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	5,285,000		36,961
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	33,765,000		250,438
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	6,675,000		52,880
						950,810
Peru—2.1%
Alicorp,
Sr. Unscd. Notes		3.88	3/20/23	150,000	[b]	150,750
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	95,000	[b]	100,700
Cementos Pacasmayo,
Gtd. Notes		4.50	2/8/23	435,000		431,520
Cia Minera Milpo,
Sr. Unscd. Notes		4.63	3/28/23	250,000	[b]	254,375
Gas Natural de Lima y Callao,
Sr. Unscd. Notes		4.38	4/1/23	250,000	[b]	253,750
Peruvian Government,
Bonds	PEN	6.85	2/12/42	90,000		42,981
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	435,000		207,855
Peruvian Government,
Gtd. Bonds	PEN	6.95	8/12/31	380,000		179,447
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000		199,700
						1,821,078
Philippines—.3%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		218,659
Poland—1.2%
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	1,665,000		532,425

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Poland (continued)
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	1,455,000		499,824
						1,032,249
Romania—.1%
Romanian Government,
Sr. Unscd. Notes		4.38	8/22/23	60,000		62,397
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	150,000		47,517
						109,914
Russia—3.4%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		163,566
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	120,000		167,100
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		464,493
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	300,000		352,500
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		223,283
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	8,750,000		288,517
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	11,850,000		401,734
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	10,375,000		355,728
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000	[b]	227,750
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	250,000		301,875
						2,946,546
Singapore—.2%
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	[b]	202,740

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Africa—1.8%
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	200,000		206,050
South African Government,
Bonds, Ser. R212	ZAR	2.75	1/31/22	740,000	[d]	113,365
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	1,905,000		182,404
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	3,895,000		421,923
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	3,640,000		435,063
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,445,000		214,419
						1,573,224
Supranational—.7%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	600,000	[b]	615,150
Thailand—.6%
Thai Government,
Sr. Unscd. Bonds,
Ser. ILB	THB	1.20	7/14/21	14,800,000	[e]	540,845
Turkey—2.2%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	400,000		455,500
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	500,000	[b]	569,375
Turkish Government,
Sr. Unscd. Notes		6.88	3/17/36	105,000		137,944
Turkish Government,
Bonds	TRY	8.00	6/4/14	525,000		302,510
Turkish Government,
Bonds	TRY	9.00	1/27/16	530,000		322,538
Turkish Government,
Bonds	TRY	11.00	8/6/14	160,000		95,830
						1,883,697

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Uruguay—.3%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	2,860,000		291,467
Venezuela—1.0%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	755,000		732,350
Venezuelan Government,
Sr. Unscd. Bonds		11.75	10/21/26	110,000		120,615
						852,965
Total Bonds And Notes
(cost $25,929,544)						26,992,863

Common Stocks—63.6%				Shares		Value ($)
Brazil—10.0%
Arteris				189,300		2,102,335
BR Malls Participacoes				82,600		976,379
Cia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR				16,060		892,294
Cia de Bebidas das Americas, ADR				27,900		1,172,358
Fleury				83,500		797,126
Grupo BTG Pactual				46,000		761,704
Petroleo Brasileiro				170,100		1,625,546
Rossi Residencial				241,071	[f]	404,847
						8,732,589
China—13.6%
AAC Technologies Holdings				380,000		1,853,443
Air China, Cl. H				1,012,000		818,974
China Construction Bank, Cl. H				2,130,000		1,784,115
China Petroleum & Chemical, Cl. H				1,188,000		1,299,733
China Telecom, Cl. H				2,016,000		1,028,764
Great Wall Motor, Cl. H				677,500		2,937,814

14

Common Stocks (continued)	Shares		Value ($)
China (continued)
Mindray Medical International, ADR	22,200		876,678
WuXi PharmaTech, ADR	71,810	[f]	1,369,417
			11,968,938
Hong Kong—3.5%
Focus Media Holding, ADR	51,680		1,409,314
Sino Biopharmaceutical	1,556,000		1,072,737
SJM Holdings	219,000		552,005
			3,034,056
India—2.0%
ICICI Bank, ADR	17,780		832,460
Sterlite Industries India, ADR	132,490		957,903
			1,790,363
Indonesia—1.9%
Bank Negara Indonesia Persero	2,955,000		1,641,245
Malaysia—1.8%
Malayan Banking	488,925		1,545,919
Mexico—2.6%
Empresas ICA	198,000	[f]	544,641
Grupo Financiero Banorte, Ser. O	237,100		1,786,700
			2,331,341
Peru—1.4%
Credicorp	8,170		1,230,320
Philippines—1.8%
Metropolitan Bank & Trust	510,630		1,544,544
Russia—6.4%
Gazprom, ADR	120,270		954,342
Lukoil, ADR	16,470		1,044,198
Magnit, GDR	5,040		257,040
Mobile Telesystems, ADR	40,040		828,828

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Russia (continued)
Pharmstandard, GDR	26,830	[f]	561,015
Sberbank of Russia, ADR	20,500		254,370
Sberbank of Russia, ADR	134,520		1,729,927
			5,629,720
South Africa—2.7%
Imperial Holdings	33,310		737,582
MTN Group	91,800		1,655,029
			2,392,611
South Korea—6.3%
Hyundai Motor	14,499		2,626,487
KT&G	17,000		1,224,099
Samsung Electronics	1,196		1,650,704
			5,501,290
Taiwan—4.2%
Delta Electronics	110,000		527,413
Hon Hai Precision Industry	570,700		1,473,548
King Yuan Electronics	222,000		157,970
Taiwan Semiconductor Manufacturing	327,000		1,213,286
Taiwan Semiconductor
Manufacturing, ADR	15,670		298,984
			3,671,201
Thailand—4.1%
Bangkok Bank	295,900		2,288,562
PTT Global Chemical	538,446		1,339,235
			3,627,797
Turkey—1.3%
Aselsan Elektronik Sanayi Ve Ticaret	198,210		1,177,485
Total Common Stocks
(cost $50,027,319)			55,819,419

Preferred Stocks—3.0%
Brazil
Vale
(cost $3,958,770)	162,200		2,627,466

16

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 7/25/13
(cost $9,999)	10,000 [g]	9,999
Total Investments (cost $79,925,632)	97.4%	85,449,747
Cash and Receivables (Net)	2.6%	2,282,843
Net Assets	100.0%	87,732,590

ADR—American Depository Receipts
GDR—Global Depository Receipts
a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MYR—Malaysian Ringgit
MXN—Mexican New Peso
NGN—Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan New Peso
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities were valued at $5,949,806 or 6.8% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures positions.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	19.5	Health Care	5.3
Foreign/Governmental	19.0	Consumer Staples	4.1
Corporate Bonds	11.8	Industrial	3.5
Consumer Discretionary	11.4	Telecommunication Services	4.0
Information Technology	7.6	Short-Term Investment	.0
Energy	5.6
Materials	5.6		97.4

† Based on net assets.
See notes to financial statements.

The Fund	17

STATEMENT OF FINANCIAL FUTURES
April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Short
U.S. Treasury Ultra Long Bonds	2	(328,688)	June 2013	(1,815)

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		79,925,632	85,449,747
Cash denominated in foreign currencies		824,947	827,254
Receivable for investment securities sold			2,050,884
Dividends and interest receivable			685,368
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			24,120
Receivable for futures variation margin—Note 4			750
Prepaid expenses			29,364
			89,067,487
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			101,047
Cash overdraft due to Custodian			441,116
Payable for investment securities purchased			742,026
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			13,963
Accrued expenses			36,745
			1,334,897
Net Assets ($)			87,732,590
Composition of Net Assets ($):
Paid-in capital			86,831,055
Accumulated undistributed investment income—net			273,535
Accumulated net realized gain (loss) on investments			(4,898,575)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($1,815) net unrealized (depreciation) on financial futures]			5,526,575
Net Assets ($)			87,732,590

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,360,726	729,971	85,641,893
Shares Outstanding	108,934	58,970	6,845,975
Net Asset Value Per Share ($)	12.49	12.38	12.51

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	655,541
Cash dividends (net of $87,797 foreign taxes withheld at source):
Unaffiliated issuers	558,179
Affiliated issuers	1,845
Total Income	1,215,565
Expenses:
Management fee—Note 3(a)	387,847
Custodian fees—Note 3(c)	46,366
Professional fees	34,031
Registration fees	23,679
Prospectus and shareholders’ reports	7,174
Directors’ fees and expenses—Note 3(d)	4,913
Shareholder servicing costs—Note 3(c)	3,374
Distribution fees—Note 3(b)	2,562
Loan commitment fees—Note 2	370
Miscellaneous	13,772
Total Expenses	524,088
Less—reduction in expenses due to undertaking—Note 3(a)	(518)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	523,567
Investment Income—Net	691,998
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,109,475
Net realized gain (loss) on swap transactions	(4,368)
Net realized gain (loss) on forward foreign currency exchange contracts	23,709
Net Realized Gain (Loss)	2,128,816
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,460,772
Net unrealized appreciation (depreciation) on financial futures	(1,815)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,314)
Net Unrealized Appreciation (Depreciation)	3,457,643
Net Realized and Unrealized Gain (Loss) on Investments	5,586,459
Net Increase in Net Assets Resulting from Operations	6,278,457
See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	691,998	1,263,407
Net realized gain (loss) on investments	2,128,816	(5,954,400)
Net unrealized appreciation
(depreciation) on investments	3,457,643	6,338,966
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,278,457	1,647,973
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,389)	(12,264)
Class C Shares	—	(6,962)
Class I Shares	(249,195)	(977,648)
Total Dividends	(250,584)	(996,874)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	649,380	228,016
Class C Shares	87,600	110,885
Class I Shares	11,273,633	24,923,803
Dividends reinvested:
Class A Shares	609	3,944
Class C Shares	—	922
Class I Shares	211,927	808,350
Cost of shares redeemed:
Class A Shares	(101,201)	(179,771)
Class C Shares	(12)	(52,253)
Class I Shares	(953,375)	(9,981,933)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,168,561	15,861,963
Total Increase (Decrease) in Net Assets	17,196,434	16,513,062
Net Assets ($):
Beginning of Period	70,536,156	54,023,094
End of Period	87,732,590	70,536,156
Undistributed (distributions in excess of)
investment income—net	273,535	(167,879)

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	53,057	19,957
Shares issued for dividends reinvested	51	365
Shares redeemed	(8,248)	(15,838)
Net Increase (Decrease) in Shares Outstanding	44,860	4,484
Class C
Shares sold	7,513	9,933
Shares issued for dividends reinvested	—	85
Shares redeemed	(1)	(4,821)
Net Increase (Decrease) in Shares Outstanding	7,512	5,197
Class I
Shares sold	911,894	2,211,010
Shares issued for dividends reinvested	17,558	74,709
Shares redeemed	(78,342)	(925,418)
Net Increase (Decrease) in Shares Outstanding	851,110	1,360,301

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30 2013		Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	11.52		11.38	12.50
Investment Operations:
Investment income—net[b]	.10		.21	.18
Net realized and unrealized gain
(loss) on investments	.89		.14	(1.30)
Total from Investment Operations	.99		.35	(1.12)
Distributions:
Dividends from investment income—net	(.02)		(.21)	—
Net asset value, end of period	12.49		11.52	11.38
Total Return (%)[c]	8.60	[d]	3.18	(8.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	[e]	1.81	2.60	[e]
Ratio of net expenses
to average net assets	1.61	[e]	1.65	1.65	[e]
Ratio of net investment income
to average net assets	1.63	[e]	1.86	2.44	[e]
Portfolio Turnover Rate	27.26	[d]	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	1,361		738	678

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30 2013		Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	11.44		11.33	12.50
Investment Operations:
Investment income—net[b]	.04		.13	.13
Net realized and unrealized gain
(loss) on investments	.90		.13	(1.30)
Total from Investment Operations	.94		.26	(1.17)
Distributions:
Dividends from investment income—net	—		(.15)	—
Net asset value, end of period	12.38		11.44	11.33
Total Return (%)[c]	8.22	[d]	2.38	(9.36)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	[e]	2.51	3.38	[e]
Ratio of net expenses
to average net assets	2.37	[e]	2.40	2.40	[e]
Ratio of net investment income
to average net assets	.70	[e]	1.15	1.76	[e]
Portfolio Turnover Rate	27.26	[d]	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	730		589	524

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized

See notes to financial statements.

24

	Six Months Ended
	April 30 2013		Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	11.54		11.40	12.50
Investment Operations:
Investment income—net[b]	.11		.25	.19
Net realized and unrealized gain
(loss) on investments	.90		.12	(1.29)
Total from Investment Operations	1.01		.37	(1.10)
Distributions:
Dividends from investment income—net	(.04)		(.23)	—
Net asset value, end of period	12.51		11.54	11.40
Total Return (%)	8.78	[c]	3.38	(8.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	[d]	1.45	1.88	[d]
Ratio of net expenses
to average net assets	1.34	[d]	1.40	1.40	[d]
Ratio of net investment income
to average net assets	1.80	[d]	2.15	2.54	[d]
Portfolio Turnover Rate	27.26	[c]	100.76	52.76	[c]
Net Assets, end of period ($ x 1,000)	85,642		69,209	52,821

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized

See notes to financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 732,512 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

26

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).

28

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	10,254,618	—	10,254,618
Equity Securities—
Foreign
Common
Stocks†	55,819,419	—	—	55,819,419
Foreign Government	—	16,738,245	—	16,738,245
Preferred Stocks†	2,627,466	—	—	2,627,466
U.S. Treasury	—	9,999	—	9,999

30

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	24,120	—	24,120
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(1,815)	—	—	(1,815)
Forward Foreign
Currency Exchange
Contracts††	—	(13,963)	—	(13,963)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,576,966		20,129,973	22,706,939	—		—

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

32

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $6,829,827 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2012.The fund has $5,388,991 of post-enactment short-term capital losses and $1,440,836 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $996,874. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from November 1, 2012 through March 1, 2013,

34

to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.40% of the value of the fund’s average daily net assets. Thereafter, the Manager has contractually agreed from March 2, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding certain expenses as described above) exceed 1.35% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $518 during the period ended April 30, 2013.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $2,562 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $1,385 and $854, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $612 for transfer agency services and $18 for cash management services. Cash management fees were partially offset by earnings credits of $3.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $46,366 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $10 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,846, Distribution Plan fees $439, Shareholder Services Plan fees $421, custodian fees $20,000, Chief Compliance Officer fees $3,054 and transfer agency fees $287.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, forward contracts and swaps transactions, during the period ended April 30, 2013, amounted to $33,176,307 and $20,384,262, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk	—	Interest rate risk[1]	(1,815)
Foreign exchange risk[2]	24,120	Foreign exchange risk[3]	(13,963)
Gross fair value of
derivatives contracts	24,120		(15,778)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Forward	Swap
Underlying risk	Contracts[4]	Transactions[5]	Total
Interest rate	—	(4,368)	(4,368)
Foreign exchange	23,709	—	23,709
Total	23,709	(4,368)	19,341

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Interest rate	(1,815)	—	(1,815)
Foreign exchange	—	(1,314)	(1,314)
Total	(1,815)	(1,314)	(3,129)

Statement of Operations location:

4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net realized gain (loss) on swap transactions.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded,

38

and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013.

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
6/4/2013 [a]	535,000	266,136	266,265	129
6/4/2013 [b]	620,000	306,037	308,569	2,532
Chilean Peso,
Expiring
5/31/2013 [c]	8,670,000	18,088	18,326	238

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
Expiring
5/31/2013 [c]	190,000	247,337	250,272	2,935
Indian Rupee,
Expiring
5/31/2013 [c]	14,580,000	266,837	268,952	2,115
Malaysian Ringgit,
Expiring
5/31/2013 [d]	815,000	267,775	267,238	(537)
Nigerian Naira,
Expiring
5/13/2013 [c]	2,870,000	15,539	18,098	2,559
Polish Zloty,
Expiring
5/31/2013 [c]	700,000	219,055	221,007	1,952
Russian Ruble,
Expiring
5/31/2013 [e]	1,345,000	42,216	42,961	745
South African Rand,
Expiring
5/31/2013 [c]	1,030,000	112,929	114,288	1,359
Turkish Lira,
Expiring
5/31/2013 [f]	240,000	132,990	133,415	425
Vietnamese Dong,
Expiring
5/31/2013 [c]	9,558,000,000	454,062	454,634	572
Sales:		Proceeds ($)
Chilean Peso,
Expiring
5/31/2013 [g]	190,000,000	401,013	401,594	(581)
Colombian Peso,
Expiring
5/31/2013 [h]	799,715,000	435,094	437,125	(2,031)
Czech Koruna,
Expiring
5/31/2013 [c]	4,300,000	217,470	219,570	(2,100)
Euro,
Expiring:
5/31/2013 [e]	315,000	409,572	414,924	(5,352)
5/31/2013 [i]	40,000	52,094	52,689	(595)
Malaysian Ringgit,
Expiring
5/6/2013 [d]	810,711	266,769	266,462	307

40

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Mexican New Peso,
Expiring
5/3/2013 [i]	254,641	20,962	20,971	(9)
Nigerian Naira,
Expiring
5/13/2013 [d]	2,870,000	15,653	18,098	(2,445)
Peruvian New Sol,
Expiring:
5/31/2013 [c]	820,000	312,017	309,546	2,471
5/31/2013 [g]	1,080,000	413,476	407,695	5,781
Philippine Peso,
Expiring
5/31/2013 [e]	6,640,000	160,814	161,127	(313)
Gross Unrealized
Appreciation				24,120
Gross Unrealized
Depreciation				(13,963)

Counterparties:

a	Goldman Sachs
b	Morgan Stanley
c	Deutsche Bank
d	JPMorgan Chase & Co.
e	Barclays Bank
f	Credit Suisse First Boston
g	Citigroup
h	UBS
i	Bank of America

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At April 30, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Interest rate financial futures	46,955
Forward contracts	4,290,708

The following summarizes the average notional value of swap contracts outstanding during the period ended April 30, 2013:

Average Notional Value ($)
Interest rate swap contracts	371,454

At April 30, 2013, accumulated net unrealized appreciation on investments was $5,524,115, consisting of $9,157,304 gross unrealized appreciation and $3,633,189 gross unrealized depreciation.

42

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On June 18, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

44

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance, since its inception, March 25, 2011, was below the Performance Group and Performance Universe medians and ranked in the fourth quartile of the Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided

46

with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance for its first year of operations.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

48

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Global Alpha Fund

SEMIANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
56	Statement of Financial Futures
57	Statement of Options Written
58	Statement of Assets and Liabilities
59	Statement of Operations
60	Statement of Changes in Net Assets
62	Financial Highlights
65	Notes to Financial Statements
86	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Global Alpha Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Global Alpha Fund’s Class A shares produced a total return of 7.53%, Class C shares returned 7.18% and Class I shares returned 7.73%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged), produced a total return of 9.12% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of 15.62%, and the Citigroup World Government Bond Index (half-hedged) produced a –0.10% total return for the same period.

Global equities rallied over the reporting period, while government bonds lost some value, as macroeconomic concerns eased around the world. The fund produced lower returns than its blended benchmark, mainly due to shortfalls in our stock selection and currency management strategies.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global stock, bond and currency markets, and in fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia and many Western European countries.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Accommodative Policies Supported Economic Recovery

A number of global macroeconomic worries eased during the reporting period in response to aggressively accommodative monetary policies from central banks throughout the world. Quantitative easing by the European Central Bank appeared to forestall a more severe debt crisis, enabling yields of some sovereign bonds in the region to fall sharply.A newly elected government in Japan implemented economic policies designed to devalue the yen and boost export activity, helping to address longstanding economic stagnation. In the emerging markets, China seemed to avoid a hard landing for its slowing economy, and investors looked forward to more stimulative policies from new government leadership. The United States stood in the vanguard of the global recovery as unemployment continued to moderate and housing markets improved.

These developments generally supported prices of global stocks and higher yielding bonds. However, as investors turned their attention to riskier assets, higher quality sovereign bonds generally declined.

Stock Selections Undermined the Fund’s Relative Results

In this environment, our stock selection strategy prevented the fund from participating more fully in the global equity markets’ rally. Overweighted exposure to stocks in Northern Europe proved especially counterproductive when investors favored companies in the United States and Japan. In addition, our currency management strategy was hurt by overweighted exposure to the Japanese yen early in the reporting period, as well as an underweighted position in the euro, where our expectations of declining currency values did not materialize despite Europe’s weak economic fundamentals.

Our asset allocation strategy produced better relative results, as overweighted exposure to stocks and relatively light holdings of bonds helped magnify the impact of stock markets rallies during the reporting period. Our bond market selection strategy also proved beneficial to the fund’s relative performance.The fund achieved above-average results in all six of the bond markets in which it invests, with especially strong performance in Australia, Canada, and Japan. Success in Canada was mainly the result of underweighted exposure to a lagging market, while tactical allocation shifts between overweighted and underweighted positions added value in Australia and Japan.

The fund employed futures contracts and currency forward contracts at times during the reporting period to establish some of its positions.

Finding Value in Global Stock and Bond Markets

Our quantitative models have continued to identify opportunities in all four of the alpha sources considered by our investment strategy.Although stock prices have rallied, equity valuations have remained attractive compared to historical norms. Therefore, toward the end of the reporting period we increased the fund’s overweighted exposure to global stock markets and further reduced an underweighted position among fixed-income markets. Our stock market selection model has continued to identify ample opportunities in Germany, the Netherlands, and the United States, but fewer stocks have met our criteria in Japan, Hong Kong, and Switzerland. Our bond market selection model has signaled that German,Australian, and U.S. government bonds are attractive, but Canadian and U.K. debt securities are less so. Finally, our currency model has favored the Canadian dollar, New Zealand dollar, and Swedish krona over the British pound and euro.

May 15, 2013

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The Citigroup
World Government Bond Index is a market-capitalization weighted index which includes select designated government bond markets of developed countries. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.72	$11.56	$6.44
Ending value (after expenses)	$1,075.30	$1,071.80	$1,077.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.50	$11.23	$6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2013 (Unaudited)

Common Stocks—59.4%	Shares		Value ($)
Australia—2.4%
AGL Energy	2,321		38,186
ALS	1,963		19,923
Alumina	15,683	[a]	15,689
Amcor	5,195		53,264
AMP	14,152		79,225
APA Group	4,394		29,655
Asciano	4,953		27,728
ASX	828		32,284
Aurizon Holdings	7,433		31,979
Australia & New Zealand Banking Group	12,202		402,770
Bendigo and Adelaide Bank	2,305		26,429
BHP Billiton	14,377		487,381
Boral	2,210		11,456
Brambles	6,224		56,265
Caltex Australia	304		6,788
CFS Retail Property Trust	9,908		22,598
Coca-Cola Amatil	2,525		39,631
Cochlear	244		16,690
Commonwealth Bank of Australia	7,196		547,943
Computershare	2,840		29,236
Crown	1,511		20,207
CSL	2,345		153,060
Dexus Property Group	19,015		22,768
Echo Entertainment Group	2,633		9,881
Federation Centres	4,604		12,410
Flight Centre	456		18,044
Fortescue Metals Group	4,351		15,787
Goodman Group	8,678		46,872
GPT Group	7,234		30,748
Harvey Norman Holdings	1,739		5,408
Iluka Resources	1,543		14,317
Incitec Pivot	5,397		16,170
Insurance Australia Group	9,267		55,913
James Hardie Industries-CDI	1,556		16,357
Leighton Holdings	370		7,668
Lend Lease Group	2,761		30,856

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Macquarie Group	1,463		59,439
Metcash	3,170		13,441
Mirvac Group	13,359		24,513
National Australia Bank	10,435		367,810
Newcrest Mining	3,095		53,936
Orica	1,495		35,414
Origin Energy	4,843		61,855
OZ Minerals	1,909		8,510
Qantas Airways	9,683	[a]	19,073
QBE Insurance Group	5,771		79,990
Ramsay Health Care	745		24,707
Rio Tinto	1,852		107,134
Santos	4,083		52,276
Sims Metal Management	536		5,368
Sonic Healthcare	1,933		26,572
SP AusNet	4,972		6,469
Stockland	11,314		45,392
Suncorp Group	5,022		67,578
Sydney Airport	1,203		4,315
Tabcorp Holdings	5,097		18,230
Tatts Group	7,270		24,645
Telstra	17,258		89,099
Toll Holdings	2,590		15,305
Transurban Group	6,698		47,357
Treasury Wine Estates	2,051		12,417
Wesfarmers	4,551		204,620
Westfield Group	9,962		120,316
Westfield Retail Trust	13,420		45,911
Westpac Banking	13,801		483,593
Whitehaven Coal	1,310		2,648
Woodside Petroleum	2,817		109,690
Woolworths	5,568		210,171
WorleyParsons	1,282		30,262
			4,929,642

Common Stocks (continued)	Shares		Value ($)
Austria—.1%
Andritz	236		15,378
Erste Group Bank	1,155	[a]	36,202
IMMOFINANZ	2,952	[a]	12,071
OMV	563		26,451
Raiffeisen Bank International	116		4,093
Telekom Austria	1,260		8,639
Verbund	172		3,766
Vienna Insurance Group	90		4,769
Voestalpine	447		13,955
			125,324
Belgium—.3%
Ageas	1,058		38,763
Anheuser-Busch InBev	3,616		344,061
Belgacom	383		8,827
Colruyt	264		13,325
Delhaize Group	559		35,049
Groupe Bruxelles Lambert	281		21,760
Groupe Bruxelles Lambert (STRIP)	31	[a,b]	0
KBC Groep	1,023		40,148
Solvay	273		40,015
Telenet Group Holding	208		11,230
UCB	402		23,760
Umicore	424		19,627
			596,565
Canada—2.6%
Agnico-Eagle Mines	700		22,596
Agrium	700		64,167
Alimentation Couche Tard, Cl. B	700		42,530
ARC Resources	1,400		39,132
Athabasca Oil	1,288	[a]	9,320
Bank of Montreal	3,000		188,168
Bank of Nova Scotia	5,320		306,753
Barrick Gold	3,977		78,399
Baytex Energy	455		17,980

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Canada (continued)
BCE	1,100		51,525
Bell Aliant	189		5,054
Bombardier, Cl. B	6,896		27,380
Bonavista Energy	773		12,238
Brookfield Asset Management, Cl. A	2,649		102,258
Brookfield Office Properties	1,000		18,413
CAE	1,200		12,971
Cameco	1,712		33,375
Canadian Imperial Bank of Commerce	1,865		149,152
Canadian National Railway	1,984		194,235
Canadian Natural Resources	5,093		149,385
Canadian Oil Sands	2,106		41,370
Canadian Pacific Railway	815		101,575
Canadian Tire, Cl. A	356		26,220
Canadian Utilities, Cl. A	200		16,461
Catamaran	900	[a]	51,966
Cenovus Energy	3,238		96,904
Centerra Gold	297		1,241
CGI Group, Cl. A	1,195	[a]	37,839
CI Financial	600		16,801
Crescent Point Energy	1,800		68,752
Dollarama	400		29,302
Eldorado Gold	2,766		21,882
Empire, Cl. A	100		6,799
Enbridge	3,500		166,549
EnCana	3,000		55,298
Enerplus	539		7,608
Finning International	896		19,335
First Quantum Minerals	2,393		41,782
Fortis	800		27,753
Franco-Nevada	600		26,121
George Weston	200		15,407
Gildan Activewear	423		17,009
Goldcorp	3,300		97,678
Great-West Lifeco	1,100		29,873
H&R Real Estate Investment Trust	300		7,370

Common Stocks (continued)	Shares		Value ($)
Canada (continued)
Husky Energy	1,500		43,357
IAMGOLD	1,392		7,475
IGM Financial	300		13,367
Imperial Oil	1,534		61,028
Industrial Alliance Insurance & Financial Services	600		22,167
Intact Financial	610		37,177
Kinross Gold	4,907		26,740
Loblaw	400		16,974
Lululemon Athletica	350	[a]	26,645
Magna International	900		54,137
Manulife Financial	8,500		125,629
MEG Energy	414	[a]	11,843
Metro	500		33,907
National Bank of Canada	700		52,911
New Gold	1,700	[a]	13,634
Onex	400		19,951
Open Text	200		13,069
Osisko Mining	1,328	[a]	5,602
Pacific Rubiales Energy	1,500		31,714
Pan American Silver	400		5,261
Pembina Pipeline	1,195		39,226
Pengrowth Energy	1,700		8,673
Penn West Petroleum	1,500		13,847
Potash Corporation of Saskatchewan	4,019		169,145
Power Corporation of Canada	1,600		43,087
Power Financial	900		26,586
Research In Motion	1,785	[a]	29,235
RioCan Real Estate Investment Trust	400		11,717
Ritchie Bros. Auctioneers	200		4,050
Rogers Communications, Cl. B	1,700		83,848
Royal Bank of Canada	6,526		393,717
Saputo	591		30,428
Shaw Communications, Cl. B	1,600		36,433
Shoppers Drug Mart	884		39,591
Silver Wheaton	1,364		33,347
SNC-Lavalin Group	847		36,555

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Canada (continued)
Sun Life Financial	2,600		73,346
Suncor Energy	6,925		215,906
Talisman Energy	4,100		49,162
Teck Resources, Cl. B	2,801		74,512
TELUS	1,000		35,982
Thomson Reuters	1,700		56,951
Tim Hortons	600		32,506
Toronto-Dominion Bank	4,100		336,115
Tourmaline Oil	438	[a]	17,377
TransAlta	800		11,760
TransCanada	3,000		148,712
Turquoise Hill Resources	1,393	[a]	9,817
Valeant Pharmaceuticals International	1,173	[a]	89,071
Vermillion Energy	474		24,325
Yamana Gold	3,400		42,084
			5,393,625
China—.0%
Yangzijiang Shipbuilding Holdings	4,000		3,085
Denmark—.3%
AP Moller—Maersk, Cl. A	2		13,672
AP Moller—Maersk, Cl. B	6		42,691
Carlsberg, Cl. B	433		40,194
Coloplast, Cl. B	405		22,035
Danske Bank	2,727	[a]	51,543
DSV	710		17,872
Novo Nordisk, Cl. B	1,830		320,996
Novozymes, Cl. B	1,255		43,340
TDC	3,875		31,432
Tryg	63		5,455
William Demant Holding	49	[a]	3,921
			593,151
Finland—.2%
Elisa	900		17,068
Fortum	2,106		39,134
Kesko, Cl. B	161		4,834
Kone, Cl. B	705		62,253

Common Stocks (continued)	Shares		Value ($)
Finland (continued)
Metso	654		26,863
Neste Oil	1,136		17,698
Nokia	15,474		51,843
Nokian Renkaat	583		25,275
Orion, Cl. B	239		6,862
Pohjola Bank, Cl. A	426		7,248
Sampo, Cl. A	2,008		80,126
Stora Enso, Cl. R	2,061		14,318
UPM-Kymmene	3,178		33,231
Wartsila	640		31,413
			418,166
France—2.2%
Accor	748		24,725
Aeroports de Paris	60		5,431
Air Liquide	1,316		166,586
Alstom	916		37,589
Arkema	372		34,852
Atos	227		15,799
AXA	7,488		140,179
BNP Paribas	4,522		251,967
Bouygues	927		25,869
Bureau Veritas	299		36,640
Cap Gemini	664		30,540
Carrefour	2,652		78,582
Casino Guichard Perrachon	274		29,614
Christian Dior	292		50,895
Cie de St-Gobain	1,916		76,846
Cie Generale de Geophysique-Veritas	866	[a]	18,755
Cie Generale des Etablissements Michelin	883		74,575
CNP Assurances	276		3,909
Credit Agricole	4,617	[a]	42,265
Danone	2,434		185,949
Dassault Systemes	296		36,097
Edenred	843		28,066
EDF	855		19,108
Essilor International	951		107,007

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Eurazeo	77		4,079
Eutelsat Communications	801		28,919
Fonciere Des Regions	64		5,091
France Telecom	7,660		81,954
GDF Suez	5,456		117,120
Gecina	42		5,051
Groupe Eurotunnel	2,145		17,958
ICADE	48		4,425
Iliad	91		20,805
Imerys	244		15,986
JCDecaux	159		4,370
Klepierre	279		11,831
L’Oreal	1,110		197,930
Lafarge	782		50,520
Lagardere	437		16,241
Legrand	1,025		47,765
LVMH Moet Hennessy Louis Vuitton	1,068		184,955
Natixis	3,960		17,366
Pernod-Ricard	1,011		125,155
Peugeot	426	[a]	3,411
PPR	362		79,639
Publicis Groupe	884		61,492
Remy Cointreau	82		9,547
Renault	818		56,363
Rexel	442		9,724
Safran	914		44,886
Sanofi	5,316		582,616
Schneider Electric	2,210		168,516
SCOR	894		27,132
Societe BIC	105		11,205
Societe Generale	2,993	[a]	108,710
Sodexo	495		41,336
Suez Environnement	1,595		22,906
Technip	456		48,943
Thales	367		15,940
Total	9,536		480,611

Common Stocks (continued)	Shares		Value ($)
France (continued)
Unibail-Rodamco	399		104,304
Vallourec	538		25,857
Veolia Environnement	971		13,382
Vinci	2,166		104,288
Vivendi	5,555		125,829
Wendel	202		21,883
Zodiac Aerospace	113		14,163
			4,662,049
Germany—1.9%
Adidas	845		88,247
Allianz	2,048		302,212
Axel Springer	81		3,414
BASF	4,124		385,174
Bayer	3,706		386,643
Bayerische Motoren Werke	1,404		129,522
Beiersdorf	472		42,723
Brenntag	251		42,790
Celesio	112		2,216
Commerzbank	1,165	[a]	15,678
Continental	461		54,737
Daimler	4,084		225,975
Deutsche Bank	3,927		180,543
Deutsche Boerse	832		51,936
Deutsche Lufthansa	1,198		23,950
Deutsche Post	3,668		87,047
Deutsche Telekom	11,913		140,917
E.ON	7,649		138,609
Fraport Frankfurt Airport Services Worldwide	66		3,944
Fresenius & Co.	516		64,706
Fresenius Medical Care & Co.	809		55,828
GEA Group	804		27,196
Hannover Rueckversicherung	185		15,622
HeidelbergCement	715		51,478
Henkel & Co.	561		43,922
Hochtief	76	[a]	5,275
Hugo Boss	91		10,589

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Infineon Technologies	4,677		36,925
K+S	739		32,671
Kabel Deutschland Holding	315		29,939
Lanxess	301		21,921
Linde	865		163,584
MAN	221		24,753
Merck	226		34,406
Metro	399		12,440
Muenchener Rueckversicherungs	761		152,184
RWE	1,978		71,206
Salzgitter	285		11,155
SAP	4,150		329,615
Siemens	3,759		392,568
Suedzucker	263		10,602
ThyssenKrupp	1,280	[a]	23,153
United Internet	250		6,855
Volkswagen	142		27,602
			3,962,472
Greece—.0%
Coca-Cola Hellenic Bottling	649	[a]	16,009
Hellenic Telecommunications Organization	1,083	[a]	9,413
OPAP	436		4,301
			29,723
Hong Kong—.7%
AIA Group	54,200		240,613
ASM Pacific Technology	1,300		13,402
Bank of East Asia	3,940		16,196
BOC Hong Kong Holdings	16,000		55,050
Cathay Pacific Airways	2,000		3,515
Cheung Kong Holdings	6,000		90,308
Cheung Kong Infrastructure Holdings	3,000		21,765
CLP Holdings	7,000		61,700
First Pacific	10,000		13,840
Galaxy Entertainment Group	9,000	[a]	40,302
Hang Lung Properties	9,000		35,025

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Hang Seng Bank	3,300		55,197
Henderson Land Development	5,000		36,211
HKT Trust	15,000		15,754
Hong Kong & China Gas	22,517		67,753
Hong Kong Exchanges & Clearing	4,400		74,050
Hopewell Holdings	4,000		15,464
Hutchison Whampoa	9,000		97,769
Hysan Development	2,000		9,910
Kerry Properties	3,000		13,569
Li & Fung	24,000		31,051
Link REIT	9,500		53,804
MGM China Holdings	4,400		10,376
MTR	5,000		20,618
New World Development	16,000		27,917
Noble Group	14,636		13,368
NWS Holdings	4,000		7,144
Orient Overseas International	500		2,970
PCCW	11,000		5,599
Power Assets Holdings	5,500		53,723
Shangri-La Asia	4,000		7,732
Sino Land	8,400		13,812
SJM Holdings	6,000		15,123
Sun Hung Kai Properties	7,000		101,209
Swire Pacific, Cl. A	3,000		38,137
Swire Properties	3,600		12,850
Wharf Holdings	6,200		55,328
Wheelock & Co.	5,000		27,835
Yue Yuen Industrial Holdings	2,000		6,920
			1,482,909
Ireland—.1%
CRH	3,170		68,153
Elan	2,624	[a]	30,254
Irish Bank Resolution	3,069	[a,b]	4
Kerry Group, Cl. A	764		45,186
			143,597

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Israel—.1%
Bank Hapoalim	5,623	[a]	26,115
Bank Leumi Le-Israel	6,468	[a]	22,949
Bezeq Israeli Telecommunication	14,452		20,962
Delek Group	20		5,261
Israel	7	[a]	4,501
Israel Chemicals	1,543		18,352
Mellanox Technologies	100	[a]	5,216
Mizrahi Tefahot Bank	424	[a]	4,333
NICE Systems	136	[a]	4,769
Teva Pharmaceutical Industries	4,104		160,611
			273,069
Italy—.5%
Assicurazioni Generali	4,812		88,277
Atlantia	1,231		21,999
Banca Monte dei Paschi di Siena	31,839	[a]	8,969
Banco Popolare	5,205	[a]	7,506
Enel	30,724		118,796
Enel Green Power	3,490		7,441
Eni	11,491		274,817
EXOR	146		4,422
Fiat	3,347	[a]	20,020
Fiat Industrial	3,649		41,184
Finmeccanica	723	[a]	3,763
Intesa Sanpaolo	40,602		73,629
Intesa Sanpaolo-RSP	2,248		3,523
Luxottica Group	785		40,866
Mediobanca	2,447		15,552
Pirelli & C	735		7,632
Prysmian	1,079		21,784
Saipem	1,034		29,277
Snam	8,065		39,660
STMicroelectronics	3,337		29,009
Telecom Italia	33,517		28,360
Telecom Italia-RSP	22,331		15,528
Tenaris	2,033		45,087
Terna Rete Elettrica Nazionale	6,238		29,197

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
UniCredit	19,109	[a]	99,656
Unione di Banche Italiane	4,768		19,905
			1,095,859
Japan—5.6%
ABC-Mart	200		7,488
Acom	430	[a]	17,556
Advantest	300		4,487
Aeon	3,100		43,852
AEON Financial Service	300		8,989
AEON Mall	200		6,432
Air Water	1,000		16,156
Aisin Seiki	900		32,451
Ajinomoto	3,000		41,145
Alfresa Holdings	100		5,939
Amada	1,000		8,001
ANA Holdings	2,000		4,349
Aozora Bank	7,000		21,901
Asahi Glass	5,000		39,186
Asahi Group Holdings	1,800		44,758
Asahi Kasei	6,000		40,252
Asics	500		9,012
Astellas Pharma	1,800		104,693
Bank of Kyoto	1,000		10,504
Bank of Yokohama	5,000		30,364
Benesse Holdings	200		8,853
Bridgestone	3,100		116,864
Brother Industries	1,100		12,570
CALBEE	100		9,889
Canon	4,800		172,088
Casio Computer	600		4,967
Central Japan Railway	600		72,319
Chiba Bank	4,000		31,020
Chiyoda	1,000		10,248
Chubu Electric Power	2,300		29,751
Chugai Pharmaceutical	700		17,427
Chugoku Bank	1,000		17,398

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Chugoku Electric Power	1,500		21,496
Citizen Holdings	400		2,359
Coca-Cola West	200		3,720
Cosmo Oil	1,000	[a]	2,380
Credit Saison	600		17,523
Dai Nippon Printing	2,000		19,552
Dai-ichi Life Insurance	38		52,234
Daicel	1,000		8,053
Daido Steel	1,000		5,437
Daihatsu Motor	1,000		19,818
Daiichi Sankyo	2,700		52,762
Daikin Industries	1,000		40,109
Dainippon Sumitomo Pharma	400		7,345
Daito Trust Construction	300		29,051
Daiwa House Industry	2,000		45,176
Daiwa Securities Group	8,000		70,821
DeNA	500		14,253
Denki Kagaku Kogyo	1,000		3,652
Denso	2,300		102,985
Dentsu	700		24,306
Don Quijote	400		21,788
East Japan Railway	1,600		134,913
Eisai	1,200		54,716
Electric Power Development	400		11,415
FamilyMart	200		9,140
FANUC	800		120,634
Fast Retailing	300		109,863
Fuji Electric	2,000		6,832
Fuji Heavy Industries	3,000		56,624
FUJIFILM Holdings	2,000		40,991
Fujitsu	9,000		37,760
Fukuoka Financial Group	5,000		25,542
Furukawa Electric	1,000		2,523
Gree	200		2,562
GS Yuasa	1,000		4,237
Gunma Bank	1,000		6,350

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Hachijuni Bank	1,000		6,791
Hakuhodo DY Holdings	70		5,766
Hamamatsu Photonics	300		12,325
Hankyu Hanshin Holdings	5,000		32,313
Hino Motors	1,000		15,254
Hirose Electric	100		14,361
Hiroshima Bank	3,000		15,787
Hisamitsu Pharmaceutical	200		11,756
Hitachi	20,000		127,609
Hitachi Chemical	200		3,129
Hitachi Construction Machinery	700		16,602
Hitachi High-Technologies	200		4,979
Hitachi Metals	1,000		10,330
Hokkaido Electric Power	300	[a]	3,801
Hokuriku Electric Power	1,300		19,123
Honda Motor	7,300		290,173
Hoya	1,800		35,969
Hulic	1,200		13,319
Ibiden	200		3,498
Idemitsu Kosan	100		8,442
IHI	7,000		26,066
INPEX	10		48,213
Isetan Mitsukoshi Holdings	1,280		20,365
Isuzu Motors	5,000		33,287
ITOCHU	6,100		75,401
Itochu Techno-Solutions	100		4,749
Iyo Bank	1,000		10,463
J Front Retailing	3,200		26,851
Japan Exchange Group	300		36,806
Japan Petroleum Exploration	100		3,954
Japan Prime Realty Investment	2		7,345
Japan Real Estate Investment	4		53,588
Japan Retail Fund Investment	11		26,066
Japan Steel Works	1,000		5,067
Japan Tobacco	5,000		189,003
JFE Holdings	2,500		54,060

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
JGC	1,000		29,594
Joyo Bank	2,000		12,269
JSR	700		16,106
JTEKT	1,100		11,182
JX Holdings	8,740		47,338
Kajima	2,000		6,380
Kamigumi	1,000		9,355
Kaneka	1,000		6,011
Kansai Electric Power	2,900	[a]	35,341
Kansai Paint	1,000		12,812
Kao	2,300		79,510
Kawasaki Heavy Industries	8,000		25,440
KDDI	2,400		115,218
Keikyu	2,000		22,116
Keio	2,000		17,192
Keisei Electric Railway	1,000		10,566
Keyence	221		70,051
Kikkoman	1,000		18,967
Kintetsu	8,000		40,458
Kirin Holdings	4,000		70,042
Kobe Steel	12,000	[a]	15,633
Koito Manufacturing	1,000		19,306
Komatsu	4,300		117,287
Konami	200		4,559
Konica Minolta Holdings	2,000		14,136
Kubota	5,000		71,652
Kuraray	1,800		27,309
Kurita Water Industries	700		14,354
Kyocera	700		71,160
Kyowa Hakko Kirin	1,371		16,806
Kyushu Electric Power	2,500	[a]	34,492
Lawson	200		15,756
LIXIL Group	900		20,209
Mabuchi Motor	200		10,812
Makita	400		24,332
Marubeni	7,000		50,049

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Marui Group	600		6,955
Mazda Motor	15,000	[a]	51,393
McDonald’s Holdings Japan	200		5,833
Medipal Holdings	500		7,842
MEIJI Holdings	317		14,292
Miraca Holdings	400		19,942
Mitsubishi	6,000		107,586
Mitsubishi Chemical Holdings	4,500		21,880
Mitsubishi Electric	8,000		76,155
Mitsubishi Estate	6,000		194,799
Mitsubishi Gas Chemical	1,000		7,632
Mitsubishi Heavy Industries	14,000		96,364
Mitsubishi Logistics	1,000		17,859
Mitsubishi Materials	4,000		11,448
Mitsubishi Motors	22,000	[a]	25,953
Mitsubishi Tanabe Pharma	900		13,673
Mitsubishi UFJ Financial Group	57,160		388,748
Mitsubishi UFJ Lease & Finance	3,700		20,837
Mitsui & Co.	7,400		101,566
Mitsui Chemicals	2,000		4,616
Mitsui Fudosan	4,000		135,816
Mitsui OSK Lines	4,000	[a]	16,618
Mizuho Financial Group	102,800		226,722
MS&AD Insurance Group Holdings	2,290		61,287
Murata Manufacturing	800		65,077
Nabtesco	200		4,411
Namco Bandai Holdings	500		9,104
NEC	13,000		33,739
NEXON	400		4,850
NGK Insulators	1,000		12,063
NGK Spark Plug	1,000		16,833
NHK Spring	500		5,406
Nidec	500		34,005
Nikon	1,200		26,072
Nintendo	400		44,314
Nippon Building Fund	4		57,527

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nippon Electric Glass	1,000		5,088
Nippon Express	5,000		26,004
Nippon Meat Packers	1,000		15,346
Nippon Paper Industries	200	[a]	2,979
Nippon Steel & Sumitomo Metal	35,880		95,327
Nippon Telegraph & Telephone	1,900		94,040
Nippon Yusen	6,000		15,633
Nishi-Nippon City Bank	2,000		6,668
Nissan Motor	11,400		118,812
Nisshin Seifun Group	500		6,452
Nissin Foods Holdings	400		17,931
Nitori Holdings	100		7,529
Nitto Denko	600		39,391
NKSJ Holdings	1,325		33,545
NOK	300		4,318
Nomura Holdings	16,900		137,474
Nomura Real Estate Holdings	900		24,142
Nomura Real Estate Office Fund	1		6,380
Nomura Research Institute	200		6,021
NSK	3,000		24,250
NTT Data	3		9,478
NTT DoCoMo	71		117,259
NTT Urban Development	11		16,249
Obayashi	2,000		12,289
Odakyu Electric Railway	3,000		36,098
OJI Paper	2,000		7,119
Olympus	900	[a]	22,573
Omron	700		22,080
Ono Pharmaceutical	400		26,343
ORACLE JAPAN	100		4,283
Oriental Land	200		32,333
ORIX	4,300		65,988
Osaka Gas	10,000		43,289
OTSUKA	100		10,330
Otsuka Holdings	1,800		64,810
Panasonic	9,200	[a]	66,911

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Park24	800		16,126
Rakuten	3,500		37,303
Resona Holdings	7,900		42,140
Ricoh	3,000		33,421
Rinnai	100		7,940
Rohm	400		14,094
Sankyo	100		4,555
Sanrio	100		5,011
Santen Pharmaceutical	200		10,012
SBI Holdings	1,540		29,794
Secom	800		44,643
Sega Sammy Holdings	1,200		31,525
Sekisui Chemical	2,000		25,153
Sekisui House	2,000		29,974
Seven & I Holdings	3,600		138,114
Seven Bank	1,000		3,549
Sharp	6,000	[a]	20,803
Shikoku Electric Power	400	[a]	7,242
Shimadzu	1,000		7,304
Shimamura	100		12,628
Shimano	400		34,754
Shimizu	5,000		20,106
Shin-Etsu Chemical	1,900		127,856
Shinsei Bank	9,000		25,204
Shionogi & Co	1,500		36,898
Shiseido	1,300		18,590
Shizuoka Bank	2,000		24,455
Showa Denko	3,000		4,832
Showa Shell Sekiyu	500		4,006
SMC	200		40,027
Softbank	4,300		212,828
Sojitz	2,900		4,551
Sony	4,000		66,185
Sony Financial Holdings	500		7,052
Stanley Electric	300		5,749
Sumco	200		2,099

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Sumitomo	4,600		57,379
Sumitomo Chemical	5,000		16,721
Sumitomo Electric Industries	3,400		45,131
Sumitomo Heavy Industries	4,000		17,726
Sumitomo Metal Mining	2,000		27,840
Sumitomo Mitsui Financial Group	6,000		283,428
Sumitomo Mitsui Trust Holdings	12,980		65,110
Sumitomo Realty & Development	2,000		94,373
Sumitomo Rubber Industries	1,200		22,120
Suruga Bank	1,000		17,664
Suzuken	300		11,663
Suzuki Motor	1,600		40,999
Sysmex	400		25,768
T&D Holdings	3,200		37,159
Taiheiyo Cement	4,000		10,381
Taisei	5,000		16,669
Taisho Pharmaceutical Holdings	100		7,406
Taiyo Nippon Sanso	1,000		6,627
Takashimaya	1,000		11,797
Takeda Pharmaceutical	3,600		197,569
TDK	500		18,259
Teijin	2,000		4,801
Terumo	700		34,754
THK	900		18,898
Tobu Railway	5,000		29,030
Toho	900		20,015
Toho Gas	1,000		5,950
Tohoku Electric Power	2,600	[a]	27,791
Tokio Marine Holdings	3,300		104,601
Tokyo Electric Power	8,500	[a]	37,493
Tokyo Electron	800		40,950
Tokyo Gas	11,000		62,738
Tokyu	5,000		39,647
Tokyu Land	3,000		36,775
TonenGeneral Sekiyu	1,000		10,094
Toppan Printing	2,000		15,223

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Toray Industries	6,000		42,099
Toshiba	19,000		104,662
TOTO	1,000		10,361
Toyo Seikan Group Holdings	300		4,105
Toyo Suisan Kaisha	1,000		33,954
Toyoda Gosei	200		5,182
Toyota Industries	800		32,661
Toyota Motor	12,300		711,617
Toyota Tsusho	700		19,467
Trend Micro	300		8,401
Tsumura & Co.	500		16,285
Ube Industries	2,000		4,042
Unicharm	500		32,313
Ushio	200		2,035
USS	60		7,687
West Japan Railway	600		28,989
Yahoo! Japan	71		35,505
Yakult Honsha	400		17,418
Yamada Denki	270		13,004
Yamaguchi Financial Group	1,000		10,843
Yamaha	400		4,288
Yamaha Motor	1,900		26,468
Yamato Holdings	1,800		34,658
Yamato Kogyo	200		6,596
Yamazaki Baking	1,000		13,069
Yaskawa Electric	1,000		12,197
Yokogawa Electric	400		4,062
			11,759,261
Luxembourg—.0%
SES	1,383		43,184
Macau—.0%
Sands China	10,400		54,545
Wynn Macau	6,000	[a]	18,208
			72,753
Mexico—.0%
Fresnillo	667		11,936

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Netherlands—.7%
Aegon	7,430		49,032
Akzo Nobel	1,160		69,936
ASML Holding	1,511		112,331
Core Laboratories	250		36,195
Corio	385		17,840
DE Master Blenders 1753	2,921	[a]	46,316
Delta Lloyd	700		13,413
European Aeronautic Defence and Space	2,097		110,756
Fugro	387		22,387
Gemalto	372		30,394
Heineken	945		66,731
Heineken Holding	504		30,307
ING Groep	16,377	[a]	134,410
Koninklijke Ahold	4,439		70,034
Koninklijke Boskalis Westminster	204		8,496
Koninklijke DSM	778		50,133
Koninklijke KPN	16,350		34,085
Koninklijke Philips Electronics	4,452		122,948
Koninklijke Vopak	333		18,445
QIAGEN	1,277	[a]	25,302
Randstad Holding	627		26,105
Reed Elsevier	2,984		48,415
TNT Express	942		7,237
Unilever	7,315		311,354
Wolters Kluwer	1,372		30,355
Ziggo	372		13,333
			1,506,290
New Zealand—.0%
Auckland International Airport	2,415		6,417
Contact Energy	460		2,082
Fletcher Building	2,636		19,973
SKYCITY Entertainment Group	1,940		7,416
Telecom Corporation of New Zealand	11,186		24,977
			60,865

Common Stocks (continued)	Shares		Value ($)
Norway—.2%
Aker Solutions	651		9,088
DNB	4,049		66,178
Gjensidige Forsikring	483		7,781
Norsk Hydro	3,336		15,620
Orkla	2,628		23,653
Seadrill	1,454		55,649
Statoil	4,755		116,020
Telenor	3,496		78,571
Yara International	856		40,080
			412,640
Portugal—.1%
Banco Espirito Santo	11,649	[a]	13,331
Energias de Portugal	7,102		24,411
Galp Energia	1,586		25,419
Jeronimo Martins	1,108		26,389
Portugal Telecom	3,868		20,177
			109,727
Singapore—.4%
Ascendas Real Estate Investment Trust	6,400		14,289
CapitaCommercial Trust	13,000		18,048
CapitaLand	9,500		28,846
CapitaMall Trust	8,000		15,069
CapitaMalls Asia	4,000		6,820
City Developments	2,000		18,284
ComfortDelGro	5,000		8,058
DBS Group Holdings	8,500		115,661
Flextronics International	2,367	[a]	16,924
Genting Singapore	32,000		39,880
Global Logistic Properties	8,150		18,263
Golden Agri-Resources	22,640		9,742
Hutchison Port Holdings Trust	32,000		26,560
Jardine Cycle & Carriage	1,000		39,539
Keppel	7,200		62,606
Keppel Land	3,000		9,889

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
Keppel REIT	1,040		1,275
Olam International	10,045		13,660
Oversea-Chinese Banking	12,000		105,708
SembCorp Industries	3,000		12,154
SembCorp Marine	2,000		6,998
Singapore Airlines	1,866		16,816
Singapore Exchange	3,000		18,219
Singapore Press Holdings	9,000		32,589
Singapore Technologies Engineering	9,000		32,151
Singapore Telecommunications	32,000		102,103
StarHub	2,000		7,680
United Overseas Bank	6,000		104,003
UOL Group	1,000		5,789
Wilmar International	7,000		18,925
			926,548
Spain—.7%
Abertis Infraestructuras	1,316		24,575
Acciona	185		12,121
ACS Actividades de Construccion y Servicios	774		19,902
Amadeus IT Holding, Cl. A	1,445		42,656
Banco Bilbao Vizcaya Argentaria	22,775		221,052
Banco de Sabadell	9,957		20,705
Banco Popular Espanol	19,780	[a]	15,395
Banco Santander	45,311		327,661
Bankia	19	[a]	100
CaixaBank	6,750		24,988
Distribuidora Internacional de Alimentacion	2,248		17,437
Enagas	983		26,189
Ferrovial	1,260		20,850
Gas Natural SDG	1,270		26,593
Grifols	438	[a]	17,576
Iberdrola	22,496		121,171
Inditex	928		124,718
Mapfre	1,615		5,923
Red Electrica	417		22,181
Repsol	3,565		83,570

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Telefonica	18,437	[a]	270,486
Zardoya Otis	780		10,899
			1,456,748
Sweden—.8%
Alfa Laval	1,522		33,277
Assa Abloy, Cl. B	1,482		59,019
Atlas Copco, Cl. A	2,715		71,467
Atlas Copco, Cl. B	1,765		41,857
Autoliv	327		24,989
Boliden	1,365		21,609
Electrolux, Ser. B	1,079		30,550
Elekta, Cl. B	1,950		29,982
Ericsson, Cl. B	12,847		160,363
Getinge, Cl. B	899		27,063
Hennes & Mauritz, Cl. B	4,009		141,839
Hexagon, Cl. B	800		22,848
Husqvarna, Cl. B	2,597		14,906
Industrivarden, Cl. C	308		5,750
Investment AB Kinnevik, Cl. B	1,157		30,224
Investor, Cl. B	1,963		57,851
Lundin Petroleum	1,032	[a]	24,713
Millicom International Cellular, SDR	294		24,042
Nordea Bank	12,024		144,061
Ratos, Cl. B	875		8,391
Sandvik	3,835		54,350
Scania, Cl. B	1,440		30,639
Securitas, Cl. B	2,321		22,741
Skandinaviska Enskilda Banken, Cl. A	5,853		60,056
Skanska, Cl. B	1,368		23,261
SKF, Cl. B	1,616		37,601
Svenska Cellulosa, Cl. B	2,274		59,051
Svenska Handelsbanken, Cl. A	2,333		105,976
Swedbank, Cl. A	3,832		94,306
Swedish Match	689		23,898
Tele2, Cl. B	1,478	[a]	25,336
TeliaSonera	8,316		57,215

The Fund	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Volvo, Cl. B	6,045		83,665
			1,652,896
Switzerland—2.3%
ABB	9,896	[a]	224,038
Actelion	555	[a]	33,934
Adecco	446	[a]	23,854
Aryzta	351	[a]	21,782
Baloise Holding	176		18,115
Banque Cantonale Vaudoise	12		6,640
Barry Callebaut	7	[a]	6,836
Cie Financiere Richemont, Cl. A	2,383		192,475
Credit Suisse Group	5,470	[a]	151,670
EMS-Chemie Holding	56		16,186
Geberit	172		42,010
Givaudan	38	[a]	48,879
Glencore International	44,167		217,449
Holcim	1,094	[a]	85,244
Julius Baer Group	745	[a]	29,678
Kuehne + Nagel International	207		23,688
Lindt & Spruengli-PC	3		11,615
Lonza Group	213	[a]	14,833
Nestle	14,339		1,023,994
Novartis	10,241		760,530
Pargesa Holding-BR	64		4,460
Partners Group Holding	56		14,364
Roche Holding	3,128		781,832
Schindler Holding	48		7,026
Schindler Holding-PC	186		27,886
SGS	24		58,000
Sika-BR	9		21,730
Sonova Holding	192	[a]	20,897
Sulzer	73		12,452
Swatch Group	163		16,374
Swatch Group-BR	147		84,187
Swiss Life Holding	122	[a]	19,288
Swiss Prime Site	350	[a]	28,702

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Swiss Re	1,499	[a]	119,220
Swisscom	99		46,615
Syngenta	392		167,542
UBS	16,421	[a]	293,169
Zurich Insurance Group	621	[a]	173,383
			4,850,577
United Kingdom—5.5%
3i Group	5,667		28,926
Aberdeen Asset Management	2,945		20,526
Admiral Group	1,189		23,659
Aggreko	1,439		39,833
AMEC	1,468		23,100
Anglo American	6,469		157,261
Antofagasta	1,315		18,333
ArcelorMittal	3,844		47,039
ARM Holdings	6,453		99,837
Associated British Foods	1,639		49,264
AstraZeneca	5,570		289,198
Aviva	14,218		67,383
Babcock International Group	1,367		22,721
BAE Systems	15,288		89,172
Balfour Beatty	2,589		8,683
Barclays	52,130		231,632
BG Group	15,235		256,650
BHP Billiton	9,452		262,959
BP	85,021		615,962
British American Tobacco	8,636		478,369
British Land	4,730		43,680
British Sky Broadcasting Group	4,208		55,168
BT Group	33,344		143,057
Bunzl	1,660		32,980
Burberry Group	1,962		40,717
Capita	2,966		41,580
Carnival	589		21,226
Centrica	22,145		127,620
Cobham	3,826		14,888

The Fund	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Compass Group	7,447		97,979
Croda International	728		28,022
Diageo	11,240		342,908
Ensco, Cl. A	1,018		58,718
Eurasian Natural Resources	384	[a]	1,637
Evraz	1,569		3,778
Experian	4,082		71,778
G4S	5,253		25,524
GKN	7,654		32,672
GlaxoSmithKline	21,880		564,359
Hammerson	3,258		26,291
Hargreaves Lansdown	1,495		22,747
HSBC Holdings	81,840		894,332
ICAP	1,680		7,511
IMI	1,012		19,477
Imperial Tobacco Group	4,190		149,696
Inmarsat	1,561		17,519
InterContinental Hotels Group	975		28,746
International Consolidated Airlines Group	4,645	[a]	19,575
Intertek Group	756		38,847
Intu Properties	4,520		24,061
Invensys	3,044		18,190
Investec	1,679		11,867
ITV	17,073		33,389
J Sainsbury	6,338		37,520
Johnson Matthey	713		26,847
Kazakhmys	828		4,454
Kingfisher	10,717		52,123
Land Securities Group	3,536		47,978
Legal & General Group	22,665		59,675
Lloyds Banking Group	178,151	[a]	150,348
London Stock Exchange Group	734		15,290
Marks & Spencer Group	7,100		45,064
Meggitt	3,859		28,090
Melrose Industries	4,920		18,655
National Grid	15,329		195,134

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Next	742		50,241
Old Mutual	18,759		59,736
Pearson	3,308		60,172
Petrofac	866		18,160
Prudential	11,519		197,718
Randgold Resources	301		23,658
Reckitt Benckiser Group	2,731		199,214
Reed Elsevier	5,072		59,247
Resolution	4,773		19,566
Rexam	3,984		31,964
Rio Tinto	6,013		272,643
Rolls-Royce Holdings	7,959	[a]	139,703
Royal Bank of Scotland Group	9,070	[a]	43,154
Royal Dutch Shell, Cl. A	16,682		568,013
Royal Dutch Shell, Cl. B	11,737		410,759
RSA Insurance Group	12,913		22,325
SABMiller	4,332		233,399
Sage Group	5,596		29,337
Schroders	487		17,664
Segro	2,854		11,810
Serco Group	2,492		23,942
Severn Trent	872		24,666
Shire	2,633		81,881
Smith & Nephew	3,724		42,488
Smiths Group	1,911		37,106
SSE	4,461		107,892
Standard Chartered	10,787		270,944
Standard Life	9,814		57,045
Subsea 7	1,593	[a]	34,310
Tate & Lyle	2,189		28,715
Tesco	33,727		191,825
TUI Travel	1,371		6,693
Tullow Oil	3,645		56,676
Unilever	5,750		248,839
United Utilities Group	2,435		28,009
Vedanta Resources	192		3,606

The Fund	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Virgin Media	1,104		53,853
Vodafone Group	219,129		667,833
Weir Group	942		32,250
Whitbread	773		30,679
Willis Group Holdings	857		34,006
WM Morrison Supermarkets	10,670		48,413
Wolseley	1,219		60,271
WPP	5,913		97,728
Xstrata	8,869	[a]	132,738
			11,443,115
United States—31.7%
3M	2,960		309,942
Abbott Laboratories	7,093		261,874
AbbVie	7,045		324,422
Accenture, Cl. A	2,878		234,384
ACE	1,625		144,852
Actavis	619	[a]	65,447
Activision Blizzard	2,180		32,591
Adobe Systems	2,152	[a]	97,012
ADT	994	[a]	43,378
Advance Auto Parts	242		20,299
AES	3,243		44,948
Aetna	1,585		91,042
Affiliated Managers Group	255	[a]	39,698
Aflac	2,013		109,588
AGCO	527		28,063
Agilent Technologies	1,338		55,447
Air Products & Chemicals	1,012		88,004
Airgas	311		30,058
Akamai Technologies	628	[a]	27,575
Albemarle	543		33,259
Alcoa	4,735		40,247
Alexion Pharmaceuticals	914	[a]	89,572
Alleghany	75	[a]	29,530
Allegheny Technologies	240		6,475
Allergan	1,301		147,729

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Alliance Data Systems	256	[a]	43,973
Alliant Energy	541		28,949
Allstate	2,252		110,934
Altera	1,370		43,854
Altria Group	9,106		332,460
Amazon.com	1,625	[a]	412,441
Ameren	1,133		41,071
American Capital Agency	1,597	[c]	53,196
American Electric Power	2,263		116,386
American Express	4,544		310,855
American International Group	6,294	[a]	260,697
American Tower	1,676	[c]	140,767
American Water Works	965		40,414
Ameriprise Financial	850		63,350
AmerisourceBergen	1,116		60,398
AMETEK	1,074		43,723
Amgen	3,438		358,274
Amphenol, Cl. A	690		52,109
Anadarko Petroleum	2,281		193,338
Analog Devices	1,315		57,847
Annaly Capital Management	4,271	[c]	68,080
ANSYS	450	[a]	36,387
Aon	1,440		86,904
Apache	1,659		122,567
Apple	4,171		1,846,710
Applied Materials	5,110		74,146
Arch Capital Group	670	[a]	35,550
Archer-Daniels-Midland	2,846		96,593
Arrow Electronics	394	[a]	15,457
Assurant	223		10,601
AT&T	25,264		946,389
Autodesk	1,030	[a]	40,561
Automatic Data Processing	2,055		138,384
AutoZone	149	[a]	60,954
Avago Technologies	980		31,321
AvalonBay Communities	458	[c]	60,932

The Fund	37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Avery Dennison	388		16,083
Avnet	495	[a]	16,211
Avon Products	2,219		51,392
Axis Capital Holdings	630		28,117
Baker Hughes	1,770		80,340
Ball	652		28,766
Bank of America	48,167		592,936
Baxter International	2,306		161,120
BB&T	3,019		92,895
Beam	660		42,709
Becton Dickinson & Co.	878		82,795
Bed Bath & Beyond	1,025	[a]	70,520
Berkshire Hathaway, Cl. B	4,430	[a]	470,998
Best Buy	981		25,496
Biogen Idec	946	[a]	207,108
BlackRock	570		151,905
BMC Software	695	[a]	31,609
Boeing	3,216		293,975
BorgWarner	520	[a]	40,648
Boston Properties	668	[c]	73,099
Boston Scientific	6,449	[a]	48,303
Bristol-Myers Squibb	7,396		293,769
Broadcom, Cl. A	2,230		80,280
Brown-Forman, Cl. B	422		29,751
Bunge	578		41,737
C.H. Robinson Worldwide	696		41,335
C.R. Bard	287		28,516
CA	1,477		39,835
Cablevision Systems (NY Group), Cl. A	923		13,716
Cabot Oil & Gas	930		63,286
Calpine	1,071	[a]	23,273
Camden Property Trust	299	[c]	21,630
Cameron International	950	[a]	58,472
Campbell Soup	799		37,082
Capital One Financial	2,483		143,468
Cardinal Health	1,325		58,591

Common Stocks (continued)	Shares		Value ($)
United States (continued)
CareFusion	775	[a]	25,916
CarMax	1,056	[a]	48,618
Carnival	2,145		74,024
Caterpillar	2,937		248,676
CBRE Group, Cl. A	1,408	[a]	34,102
CBS, Cl. B	2,543		116,419
Celanese, Ser. A	864		42,690
Celgene	1,809	[a]	213,589
CenterPoint Energy	1,694		41,808
CenturyLink	2,688		100,988
Cerner	612	[a]	59,223
CF Industries Holdings	277		51,663
Charles Schwab	5,188		87,988
Charter Communications, Cl. A	327	[a]	32,942
Chesapeake Energy	2,567		50,159
Chevron	8,699		1,061,365
Chipotle Mexican Grill	145	[a]	52,663
Chubb	1,075		94,675
Church & Dwight	480		30,667
Cigna	1,271		84,102
Cimarex Energy	445		32,565
Cincinnati Financial	753		36,829
Cintas	477		21,403
Cisco Systems	23,755		496,955
CIT Group	892	[a]	37,919
Citigroup	13,102		611,339
Citrix Systems	724	[a]	45,011
Cliffs Natural Resources	484		10,329
Clorox	618		53,302
CME Group	1,509		91,838
CMS Energy	1,291		38,653
Coach	1,157		68,101
Cobalt International Energy	1,119	[a]	31,265
Coca-Cola	17,982		761,178
Coca-Cola Enterprises	1,298		47,546
Cognizant Technology Solutions, Cl. A	1,424	[a]	92,275

The Fund	39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Colgate-Palmolive	2,121		253,269
Comcast, Cl. A	9,510		392,763
Comcast, Cl. A (Special)	2,148		84,395
Comerica	678		24,577
Computer Sciences	731		34,247
ConAgra Foods	1,627		57,547
Concho Resources	456	[a]	39,275
ConocoPhillips	5,192		313,856
CONSOL Energy	1,100		37,004
Consolidated Edison	1,390		88,473
Constellation Brands, Cl. A	588	[a]	29,018
Continental Resources	106	[a]	8,472
Corning	6,955		100,847
Costco Wholesale	1,952		211,655
Coventry Health Care	483		23,933
Covidien	2,035		129,914
Cree	597	[a]	33,772
Crown Castle International	1,374	[a]	105,798
Crown Holdings	488	[a]	20,828
CSX	4,806		118,180
Cummins	852		90,644
CVS Caremark	5,590		325,226
D.R. Horton	1,264		32,965
Danaher	2,488		151,619
Darden Restaurants	473		24,421
DaVita HealthCare Partners	423	[a]	50,189
Deere & Co.	1,574		140,558
Dell	6,968		93,371
Delphi Automotive	1,476		68,206
Delta Air Lines	612	[a]	10,490
Denbury Resources	1,336	[a]	23,901
DENTSPLY International	683		28,925
Devon Energy	1,661		91,455
Diamond Offshore Drilling	185		12,783
Dick’s Sporting Goods	616		29,630
Digital Realty Trust	517	[c]	36,459

Common Stocks (continued)	Shares		Value ($)
United States (continued)
DIRECTV	2,514	[a]	142,192
Discover Financial Services	2,382		104,189
Discovery Communications, Cl. A	717	[a]	56,514
Discovery Communications, Cl. C	521	[a]	36,934
DISH Network, Cl. A	1,025		40,170
Dolby Laboratories, Cl. A	89		2,924
Dollar General	1,488	[a]	77,510
Dollar Tree	1,038	[a]	49,367
Dominion Resources	2,424		149,512
Dover	730		50,355
Dow Chemical	5,481		185,861
Dr. Pepper Snapple Group	867		42,336
DTE Energy	740		53,931
Duke Energy	3,165		238,008
Duke Realty	1,684	[c]	29,706
Dun & Bradstreet	189		16,717
E.I. du Pont de Nemours & Co.	4,205		229,215
Eastman Chemical	682		45,455
Eaton	2,150		132,031
Eaton Vance	452		18,026
eBay	5,236	[a]	274,314
Ecolab	1,262		106,790
Edison International	1,481		79,678
Edwards Lifesciences	496	[a]	31,640
Electronic Arts	1,266	[a]	22,294
Eli Lilly & Co.	4,688		259,621
EMC	9,508	[a]	213,264
Emerson Electric	3,051		169,361
Energen	195		9,247
Energizer Holdings	215		20,767
Entergy	687		48,935
EOG Resources	1,269		153,752
EQT	676		50,781
Equifax	653		39,964
Equinix	244	[a]	52,240
Equity Residential	1,304	[c]	75,710

The Fund	41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Estee Lauder, Cl. A	1,142		79,198
Everest Re Group	202		27,268
Exelon	3,636		136,386
Expedia	415		23,174
Expeditors International of Washington	1,138		40,888
Express Scripts Holding	3,685	[a]	218,778
Exxon Mobil	20,218		1,799,200
F5 Networks	370	[a]	28,279
Facebook, Cl. A	7,236		200,871
Family Dollar Stores	376		23,075
Fastenal	1,087		53,317
Federal Realty Investment Trust	313	[c]	36,624
FedEx	1,262		118,641
Fidelity National Financial, Cl. A	762		20,460
Fidelity National Information Services	858		36,079
Fifth Third Bancorp	3,521		59,963
First Republic Bank	305		11,584
FirstEnergy	1,844		85,930
Fiserv	580	[a]	52,844
FLIR Systems	610		14,829
Flowserve	232		36,684
Fluor	747		42,564
FMC	708		42,976
FMC Technologies	1,027	[a]	55,766
Ford Motor	15,997		219,319
Forest Laboratories	1,219	[a]	45,603
Fossil	244	[a]	23,941
Franklin Resources	717		110,891
Freeport-McMoRan Copper & Gold	4,400		133,892
Frontier Communications	3,618		15,051
GameStop, Cl. A	787		27,466
Gap	1,231		46,766
Garmin	603		21,153
General Dynamics	1,408		104,136
General Electric	46,614		1,039,026
General Growth Properties	1,995	[c]	45,326

Common Stocks (continued)	Shares		Value ($)
United States (continued)
General Mills	2,749		138,605
General Motors	3,605	[a]	111,178
Genuine Parts	629		48,012
Gilead Sciences	6,794	[a]	344,048
Goldman Sachs Group	2,010		293,601
Goodyear Tire & Rubber	1,002	[a]	12,520
Google, Cl. A	1,179	[a]	972,168
Green Mountain Coffee Roasters	522	[a]	29,963
H&R Block	998		27,685
H.J. Heinz	1,378		99,795
Halliburton	3,905		167,017
Harley-Davidson	922		50,387
Harris	378		17,464
Hartford Financial Services Group	1,863		52,332
Hasbro	403		19,090
HCA Holdings	987		39,371
HCP	1,953	[c]	104,095
Health Care	1,230	[c]	92,213
Helmerich & Payne	395		23,155
Henry Schein	406	[a]	36,702
Herbalife	525		20,848
Hershey	665		59,291
Hertz Global Holdings	1,835	[a]	44,187
Hess	1,253		90,442
Hewlett-Packard	8,302		171,021
HollyFrontier	836		41,340
Hologic	1,613	[a]	32,857
Home Depot	6,690		490,712
Honeywell International	3,342		245,771
Hormel Foods	486		20,057
Hospira	797	[a]	26,397
Host Hotels & Resorts	3,062	[c]	55,943
Hudson City Bancorp	1,753		14,567
Humana	693		51,358
IHS, Cl. A	281	[a]	27,378
Illinois Tool Works	1,797		116,014

The Fund	43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Illumina	460	[a]	29,757
Ingersoll-Rand	1,258		67,680
Integrys Energy Group	436		26,840
Intel	22,248		532,840
IntercontinentalExchange	330	[a]	53,767
International Business Machines	4,775		967,128
International Flavors & Fragrances	314		24,238
International Game Technology	1,692		28,679
International Paper	1,974		92,739
Interpublic Group of Cos.	2,272		31,444
Intuit	1,128		67,274
Intuitive Surgical	172	[a]	84,674
Invesco	1,806		57,322
Iron Mountain	454		17,188
J.B. Hunt Transport Services	424		30,134
J.C. Penney	496	[a]	8,144
J.M. Smucker	485		50,067
Jacobs Engineering Group	617	[a]	31,146
Johnson & Johnson	12,311		1,049,267
Johnson Controls	3,194		111,822
Joy Global	351		19,839
JPMorgan Chase & Co.	16,935		829,984
Juniper Networks	2,345	[a]	38,810
Kansas City Southern	491		53,553
KBR	520		15,642
Kellogg	1,201		78,113
KeyCorp	4,389		43,758
Kimberly-Clark	1,788		184,504
Kimco Realty	1,860	[c]	44,231
Kinder Morgan	2,760		107,916
Kinder Morgan Management	538	[a]	47,503
KLA-Tencor	767		41,610
Kohl’s	1,000		47,060
Kraft Foods Group	2,389		123,010
Kroger	2,048		70,410
L Brands	1,037		52,275

Common Stocks (continued)	Shares		Value ($)
United States (continued)
L-3 Communications Holdings	509		41,356
Laboratory Corp. of America Holdings	482	[a]	45,000
Lam Research	868	[a]	40,119
Las Vegas Sands	1,764		99,225
Legg Mason	769		24,500
Leggett & Platt	555		17,893
Lennar, Cl. A	745		30,709
Leucadia National	1,594		49,239
Level 3 Communications	374	[a]	7,529
Liberty Global, Cl. A	582	[a]	42,119
Liberty Global, Ser. C	411	[a]	27,804
Liberty Interactive, Cl. A	2,300	[a]	48,967
Liberty Media, Cl. A	435	[a]	49,973
Liberty Property Trust	638	[c]	27,428
Life Technologies	789	[a]	58,141
Lincoln National	1,300		44,213
Linear Technology	1,067		38,946
LinkedIn, Cl. A	349	[a]	67,039
LKQ	1,375	[a]	33,110
Lockheed Martin	1,177		116,629
Loews	1,208		53,961
Lorillard	1,605		68,838
Lowe’s	5,130		197,095
LSI	2,094	[a]	13,695
LyondellBasell Industries, Cl. A	1,541		93,539
M&T Bank	507		50,801
Macerich	622	[c]	43,571
Macy’s	1,882		83,937
Manpowergroup	349		18,553
Marathon Oil	3,011		98,369
Marathon Petroleum	1,438		112,682
Marriott International, Cl. A	1,159		49,907
Marsh & McLennan	2,568		97,610
Martin Marietta Materials	247		24,945
Marvell Technology Group	2,622		28,213
Masco	1,609		31,279

The Fund	45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
MasterCard, Cl. A	483		267,065
Mattel	1,659		75,750
Maxim Integrated Products	1,344		41,570
McCormick & Co.	419		30,143
McDonald’s	4,497		459,324
McGraw-Hill	1,147		62,064
McKesson	1,013		107,196
MDU Resources Group	1,156		28,842
Mead Johnson Nutrition	840		68,116
MeadWestvaco	581		20,033
Medtronic	4,292		200,351
Merck & Co.	13,548		636,756
MetLife	4,014		156,506
MetroPCS Communications	1,244	[a]	14,729
MGM Resorts International	1,940	[a]	27,393
Microchip Technology	721		26,259
Micron Technology	5,137	[a]	48,391
Microsoft	33,665		1,114,311
Mohawk Industries	284	[a]	31,490
Molson Coors Brewing, Cl. B	526		27,142
Mondelez International, Cl. A	7,586		238,580
Monsanto	2,401		256,475
Monster Beverage	751	[a]	42,356
Moody’s	873		53,122
Morgan Stanley	6,289		139,301
Mosaic	1,246		76,741
Motorola Solutions	1,055		60,346
Murphy Oil	789		48,989
Mylan	1,705	[a]	49,633
Nabors Industries	1,516		22,422
NASDAQ OMX Group	383		11,291
National Oilwell Varco	1,810		118,048
NetApp	1,458	[a]	50,870
Netflix	274	[a]	59,203
New York Community Bancorp	1,514		20,515
Newell Rubbermaid	1,283		33,794

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Newfield Exploration	352	[a]	7,670
Newmont Mining	2,149		69,628
News Corp., Cl. A	6,559		203,132
News, Cl. B	1,961		61,026
NextEra Energy	1,704		139,779
Nielsen Holdings	812		28,111
NIKE, Cl. B	3,062		194,743
NiSource	1,565		48,092
Noble	1,160		43,500
Noble Energy	717		81,229
Nordstrom	733		41,480
Norfolk Southern	1,287		99,640
Northeast Utilities	1,214		55,031
Northern Trust	928		50,038
Northrop Grumman	1,111		84,147
NRG Energy	1,479		41,220
Nuance Communications	865	[a]	16,470
Nucor	1,221		53,260
NVIDIA	2,612		35,967
NYSE Euronext	1,248		48,435
O’Reilly Automotive	502	[a]	53,875
Occidental Petroleum	3,634		324,371
Oceaneering International	513		35,997
OGE Energy	477		34,549
Omnicare	692		30,289
Omnicom Group	1,048		62,639
ONEOK	978		50,230
Oracle	17,224		564,603
Owens-Illinois	639	[a]	16,793
PACCAR	1,363		67,850
Pall	557		37,157
Parker Hannifin	586		51,902
PartnerRe	209		19,717
Patterson	260		9,867
Paychex	1,614		58,766
Peabody Energy	885		17,753

The Fund	47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Pentair	937		50,926
People’s United Financial	1,240		16,318
Pepco Holdings	1,225		27,685
PepsiCo	6,909		569,785
Perrigo	440		52,540
PetSmart	495		33,779
Pfizer	32,717		951,083
PG&E	1,725		83,559
Philip Morris International	7,446		711,763
Phillips 66	2,508		152,863
Pinnacle West Capital	492		29,963
Pioneer Natural Resources	602		73,582
Pitney Bowes	759		10,376
Plains Exploration & Production	646	[a]	29,199
Plum Creek Timber	759	[c]	39,119
PNC Financial Services Group	2,237		151,848
Polaris Industries	314		27,064
PPG Industries	598		87,990
PPL	2,754		91,929
Praxair	1,260		144,018
Precision Castparts	675		129,121
priceline.com	210	[a]	146,158
Principal Financial Group	1,119		40,396
Procter & Gamble	12,161		933,600
Progressive	2,233		56,473
Prologis	2,326	[c]	97,576
Prudential Financial	1,977		119,450
Public Service Enterprise Group	2,081		76,185
Public Storage	683	[c]	112,695
PulteGroup	1,610	[a]	33,794
PVH	320		36,931
QEP Resources	858		24,633
QUALCOMM	7,629		470,099
Quanta Services	987	[a]	27,123
Quest Diagnostics	708		39,882
Rackspace Hosting	331	[a]	15,954

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Ralph Lauren	270		49,027
Range Resources	801		58,889
Rayonier	544	[c]	32,324
Raytheon	1,558		95,630
Realty Income	838	[c]	42,713
Red Hat	780	[a]	37,385
Regency Centers	488	[c]	27,455
Regeneron Pharmaceuticals	334	[a]	71,857
Regions Financial	6,027		51,169
RenaissanceRe Holdings	306		28,730
Republic Services	1,357		46,247
ResMed	676		32,462
Reynolds American	1,294		61,361
Robert Half International	480		15,754
Rock-Tenn, Cl. A	347		34,749
Rockwell Automation	567		48,070
Rockwell Collins	512		32,215
Roper Industries	389		46,544
Ross Stores	872		57,613
Rowan, Cl. A	516	[a]	16,785
Royal Caribbean Cruises	837		30,576
Safeway	1,225		27,587
SAIC	1,806		26,982
salesforce.com	2,264	[a]	93,073
SanDisk	1,181	[a]	61,932
SBA Communications, Cl. A	636	[a]	50,238
SCANA	475		25,745
Schlumberger	5,949		442,784
Scripps Networks Interactive, Cl. A	289		19,242
Seagate Technology	1,591		58,390
Sealed Air	673		14,887
Sears Holdings	80	[a]	4,107
SEI Investments	426		12,209
Sempra Energy	932		77,216
Sensata Technologies Holding	331	[a]	11,072
Sherwin-Williams	420		76,906

The Fund	49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Sigma-Aldrich	540		42,493
Simon Property Group	1,389	[c]	247,339
Sirius XM Radio	17,243		56,040
SL Green Realty	390	[c]	35,373
SLM	2,366		48,858
Southern	3,989		192,389
Southwest Airlines	263		3,603
Southwestern Energy	1,491	[a]	55,793
Spectra Energy	2,634		83,050
Sprint Nextel	14,126	[a]	99,588
SPX	343		25,557
St. Jude Medical	1,335		55,029
Stanley Black & Decker	633		47,355
Staples	3,122		41,335
Starbucks	3,193		194,262
Starwood Hotels & Resorts Worldwide	963	[c]	62,133
State Street	1,929		112,789
Stericycle	436	[a]	47,227
Stryker	1,437		94,238
SunTrust Banks	2,602		76,108
Superior Energy Services	610	[a]	16,830
Symantec	2,767	[a]	67,238
Synopsys	793	[a]	28,207
Sysco	2,771		96,597
T. Rowe Price Group	1,220		88,450
Target	2,613		184,373
TD Ameritrade Holding	1,145		22,797
TE Connectivity	1,707		74,340
Teradata	755	[a]	38,558
Texas Instruments	4,787		173,337
Textron	976		25,132
The TJX Companies	3,112		151,772
Thermo Fisher Scientific	1,557		125,619
Tiffany & Co.	592		43,619

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Time Warner	4,250		254,065
Time Warner Cable	1,304		122,433
Toll Brothers	777	[a]	26,659
Torchmark	476		29,545
Total System Services	474		11,196
Tractor Supply	344		36,866
TransDigm Group	239		35,085
Transocean	1,579	[a]	80,614
Travelers	1,631		139,304
Trimble Navigation	1,152	[a]	33,108
TRW Automotive Holdings	479	[a]	28,774
Tyco International	1,903		61,124
Tyson Foods, Cl. A	1,399		34,457
U.S. Bancorp	8,451		281,249
UDR	1,244	[c]	30,578
Ulta Salon Cosmetics & Fragrance	319	[a]	27,960
Ultra Petroleum	526	[a]	11,256
Under Armour, Cl. A	451	[a]	25,743
Union Pacific	2,111		312,344
United Continential Holdings	247	[a]	7,978
United Parcel Service, Cl. B	3,253		279,238
United States Steel	535		9,523
United Technologies	3,910		356,944
UnitedHealth Group	4,580		274,479
Unum Group	949		26,468
Urban Outfitters	444	[a]	18,399
Valero Energy	2,351		94,792
Varian Medical Systems	398	[a]	25,926
Ventas	1,194	[c]	95,078
VeriFone Systems	353	[a]	7,582
VeriSign	855	[a]	39,390
Verisk Analytics, Cl. A	728	[a]	44,619
Verizon Communications	12,726		686,059
Vertex Pharmaceuticals	930	[a]	71,443

The Fund	51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
VF	424		75,565
Viacom, Cl. B	1,970		126,060
Visa, Cl. A	2,403		404,809
VMware, Cl. A	278	[a]	19,599
Vornado Realty Trust	815	[c]	71,361
Vulcan Materials	574		28,631
W.R. Berkley	398		17,281
W.W. Grainger	231		56,935
Wal-Mart Stores	7,468		580,413
Walgreen	4,061		201,060
Walt Disney	7,538		473,688
Warner Chilcott, Cl. A	597		8,585
Waste Management	2,098		85,976
Waters	459	[a]	42,412
Weatherford International	3,132	[a]	40,058
WellPoint	1,312		95,671
Wells Fargo & Co.	22,260		845,435
Western Digital	999		55,225
Western Union	2,753		40,772
Weyerhaeuser	2,591	[c]	79,051
Whirlpool	329		37,598
Whiting Petroleum	716	[a]	31,862
Whole Foods Market	851		75,160
Williams	3,138		119,652
Windstream	2,205		18,787
Wisconsin Energy	1,042		46,827
Wyndham Worldwide	622		37,370
Wynn Resorts	403		55,332
Xcel Energy	2,360		75,024
Xerox	5,932		50,897
Xilinx	1,168		44,279

Common Stocks (continued)	Shares		Value ($)
United States (continued)
XL Group	1,408		43,845
Xylem	905		25,114
Yahoo!	4,809	[a]	118,927
Yum! Brands	1,932		131,608
Zimmer Holdings	697		53,286
			66,344,687
Total Common Stocks
(cost $111,128,008)			124,360,463

Preferred Stocks—.1%
Germany
Bayerische Motoren Werke	368		25,579
Henkel & Co.	853		80,432
Porsche Automobil Holding	681		53,353
ProSiebenSat.1 Media	436		16,697
RWE	68		2,313
Volkswagen	613		124,242
Total Preferred Stocks
(cost $219,940)			302,616
	Number of
Rights—.0%	Rights		Value ($)
Netherlands—.0%
Koninklijke KPN	3,592	[a]	4,825
Spain—.0%
Banco Bilbao
Vizcaya Argentaria	22,736	[a]	3,713
Banco Santander	42,917	[a]	8,987
Bankia	19	[a]	31
			12,731
Total Rights
(cost $40,226)			17,556

The Fund	53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
Options Purchased—3.3%	Contracts ($)		Value ($)
Call Options—3.2%
U.S. Treasury 10 Year Note Futures,
June 2013 @ $115	368,000	[a]	6,756,250

	Number of
	Contracts		Value ($)
Put Options—.1%
Swiss Market Index Futures,
June 2013 @ CHF 7,889	40	[a]	7,001
Swiss Market Index Futures,
June 2013 @ CHF 7,603	340	[a]	25,447
Swiss Market Index Futures,
June 2013 @ CHF 7,705	320	[a]	32,270
Swiss Market Index Futures,
June 2013 @ CHF 7,675	950	[a]	87,828
			152,546
Total Options Purchased
(cost $5,942,862)			6,908,796

	Principal
Short-Term Investments—22.3%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.09%, 6/13/13	5,890,000	[d]	5,889,876
0.06%, 6/20/13	1,270,000		1,269,964
0.07%, 6/27/13	15,110,000		15,109,517
0.10%, 5/16/13	13,000,000		12,999,792
0.10%, 5/30/13	2,500,000		2,499,960
0.10%, 6/6/13	9,000,000		8,999,838
Total Short-Term Investments
(cost $46,766,038)			46,768,947

Other Investment—19.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,938,927)	39,938,927 [e]	39,938,927

Total Investments (cost $204,036,001)	104.2%	218,297,305
Liabilities, Less Cash and Receivables	(4.2%)	(8,845,369)
Net Assets	100.0%	209,451,936

BR—Bearer Certificate
CDI—Chess Depository Interest
CHF—Swiss Franc
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of Directors.At April 30, 2013, the value of these securities amounted to $4 or less than .01% of net assets.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Information Technology	6.0
Money Market Investments	41.4	Energy	5.7
Financial	12.7	Materials	3.8
Consumer Discretionary	7.2	Options Purchased	3.3
Health Care	6.5	Telecommunication Services	2.9
Consumer Staples	6.3	Utilities	2.1
Industrial	6.3		104.2

† Based on net assets.
See notes to financial statements.

The Fund	55

STATEMENT OF FINANCIAL FUTURES
April 30, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013 ($)
Financial Futures Long
Amsterdam Exchange Index	81	7,412,706	May 2013	238,201
Australian 10 Year Bond	181	23,440,074	June 2013	710,269
CAC 40 10 EURO	142	7,105,330	May 2013	408,699
DAX	46	11,996,299	June 2013	280,896
Euro-Bond	45	8,686,737	June 2013	41,035
Euro-Bond Options	175	6,125,795	May 2013	1,370,906
FTSE 100	164	16,261,926	June 2013	90,199
Japanese 10 Year Bond	13	19,273,632	June 2013	(80,540)
Standard & Poor’s 500 E-mini	60	4,776,600	June 2013	22,437
Topix	1	119,711	June 2013	(14,644)
U.S. Treasury 10 Year Notes	67	8,935,078	June 2013	84,124
Financial Futures Short
ASX SPI 200	7	(937,591)	June 2013	(22,421)
Canadian 10 Year Bond	301	(40,854,375)	June 2013	(167,488)
Hang Seng	5	(728,208)	May 2013	(10,628)
Japanese 10 Year Mini Bond	69	(10,235,513)	June 2013	30,754
Long Gilt	257	(47,909,300)	June 2013	(1,026,513)
S&P/ Toronto Stock
Exchange 60 Index	6	(844,747)	June 2013	16,837
Gross Unrealized Appreciation				3,294,357
Gross Unrealized Depreciation				(1,322,234)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
June 2013 @ CHF 7,603	340	[a]	(132,356)
Swiss Market Index Futures,
June 2013 @ CHF 7,675	950	[a]	(313,967)
Swiss Market Index Futures,
June 2013 @ CHF 7,705	320	[a]	(98,324)
Swiss Market Index Futures,
June 2013 @ CHF 7,889	40	[a]	(7,001)
Total Options Written
(premiums received $322,011)			(551,648)

CHF—Swiss Franc
a Non-income producing security.
See notes to financial statements.

The Fund	57

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		164,097,074	178,358,378
Affiliated issuers		39,938,927	39,938,927
Cash			51,018
Cash denominated in foreign currencies		1,404,765	1,417,679
Cash on Initial Margin—Note 4			800,000
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			2,405,321
Receivable for shares of Common Stock subscribed			353,797
Dividends receivable			319,045
Receivable for investment securities sold			7,001
Prepaid expenses			32,341
			223,683,507
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			237,099
Payable for investment securities purchased			8,842,717
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			4,283,030
Outstanding options written, at value (premiums received
$322,011)—See Statement of Options Written—Note 4			551,648
Payable for shares of Common Stock redeemed			237,483
Payable for futures variation margin—Note 4			22,936
Accrued expenses			56,658
			14,231,571
Net Assets ($)			209,451,936
Composition of Net Assets ($):
Paid-in capital			275,086,749
Accumulated undistributed investment income—net			57,174
Accumulated net realized gain (loss) on investments			(79,754,130)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$1,972,123 net unrealized appreciation on financial futures)			14,062,143
Net Assets ($)			209,451,936

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	15,976,050	7,978,908	185,496,978
Shares Outstanding	1,189,238	614,276	13,622,951
Net Asset Value Per Share ($)	13.43	12.99	13.62

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $68,975 foreign taxes withheld at source):
Unaffiliated issuers	1,324,510
Affiliated issuers	15,218
Interest	16,646
Total Income	1,356,374
Expenses:
Management fee—Note 3(a)	955,428
Custodian fees—Note 3(c)	67,655
Shareholder servicing costs—Note 3(c)	48,720
Distribution fees—Note 3(b)	28,638
Registration fees	26,788
Professional fees	25,978
Prospectus and shareholders’ reports	13,390
Directors’ fees and expenses—Note 3(d)	9,280
Loan commitment fees—Note 2	647
Miscellaneous	44,335
Total Expenses	1,220,859
Less—reduction in expenses due to undertaking—Note 3(a)	(76,461)
Less—reduction in fees due to earnings credits—Note 3(c)	(22)
Net Expenses	1,144,376
Investment Income—Net	211,998
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(124,853)
Net realized gain (loss) on options transactions	(1,913,822)
Net realized gain (loss) on financial futures	1,496,853
Net realized gain (loss) on forward foreign currency exchange contracts	(1,970,640)
Net Realized Gain (Loss)	(2,512,462)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	12,987,850
Net unrealized appreciation (depreciation) on options transactions	608,468
Net unrealized appreciation (depreciation) on financial futures	2,292,369
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(435,606)
Net Unrealized Appreciation (Depreciation)	15,453,081
Net Realized and Unrealized Gain (Loss) on Investments	12,940,619
Net Increase in Net Assets Resulting from Operations	13,152,617

See notes to financial statements.

The Fund	59

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income (loss)—net	211,998	(15,965)
Net realized gain (loss) on investments	(2,512,462)	3,246,610
Net unrealized appreciation
(depreciation) on investments	15,453,081	2,597,601
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,152,617	5,828,246
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(75,681)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,538,125	1,361,750
Class C Shares	479,498	154,884
Class I Shares	61,821,566	84,243,260
Dividends reinvested:
Class I Shares	22,217	—
Cost of shares redeemed:
Class A Shares	(2,559,564)	(6,241,842)
Class C Shares	(739,697)	(2,075,851)
Class I Shares	(11,072,864)	(14,762,264)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	50,489,281	62,679,937
Total Increase (Decrease) in Net Assets	63,566,217	68,508,183
Net Assets ($):
Beginning of Period	145,885,719	77,377,536
End of Period	209,451,936	145,885,719
Undistributed investment income (loss)—net	57,174	(79,143)

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Capital Share Transactions:
Class A
Shares sold	194,473	112,440
Shares redeemed	(199,475)	(519,883)
Net Increase (Decrease) in Shares Outstanding	(5,002)	(407,443)
Class C
Shares sold	37,566	13,139
Shares redeemed	(58,993)	(177,256)
Net Increase (Decrease) in Shares Outstanding	(21,427)	(164,117)
Class I
Shares sold	4,722,599	6,779,483
Shares issued for dividends reinvested	1,728	—
Shares redeemed	(847,192)	(1,204,891)
Net Increase (Decrease) in Shares Outstanding	3,877,135	5,574,592

See notes to financial statements.

The Fund	61

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.49		11.74	11.39	9.98	8.48	14.25
Investment Operations:
Investment income (loss)—net[a]	.00	[b]	(.03)	(.04)	(.06)	(.01)	.13
Net realized and unrealized
gain (loss) on investments	.94		.78	.39	1.47	1.87	(5.47)
Total from Investment Operations	.94		.75	.35	1.41	1.86	(5.34)
Distributions:
Dividends from
investment income—net	—		—	—	—	(.36)	(.26)
Dividends from net realized
gain on investments	—		—	—	—	—	(.17)
Total Distributions	—		—	—	—	(.36)	(.43)
Net asset value, end of period	13.43		12.49	11.74	11.39	9.98	8.48
Total Return (%)[c]	7.53	[d]	6.39	3.07	14.13	22.83	(38.52)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[e]	1.85	1.88	2.06	1.98	1.61
Ratio of net expenses
to average net assets	1.50	[e]	1.85	1.88	2.06	1.97	1.61
Ratio of net investment income
(loss) to average net assets	.05	[e]	(.21)	(.38)	(.54)	(.14)	1.09
Portfolio Turnover Rate	.51	[d]	1.65	4.78	2.91	14.88	24.53
Net Assets, end of period
($ x 1,000)	15,976		14,913	18,797	24,096	36,670	74,083

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.12		11.48	11.22	9.91	8.37	14.10
Investment Operations:
Investment income (loss)—net[a]	(.04)		(.12)	(.13)	(.15)	(.07)	.04
Net realized and unrealized
gain (loss) on investments	.91		.76	.39	1.46	1.86	(5.40)
Total from Investment Operations	.87		.64	.26	1.31	1.79	(5.36)
Distributions:
Dividends from
investment income—net	—		—	—	—	(.25)	(.20)
Dividends from net realized
gain on investments	—		—	—	—	—	(.17)
Total Distributions	—		—	—	—	(.25)	(.37)
Net asset value, end of period	12.99		12.12	11.48	11.22	9.91	8.37
Total Return (%)[b]	7.18	[c]	5.58	2.32	13.22	21.94	(38.97)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.49	[d]	2.62	2.63	2.81	2.73	2.35
Ratio of net expenses
to average net assets	2.25	[d]	2.62	2.63	2.81	2.72	2.35
Ratio of net investment income
(loss) to average net assets	(.70)[d]		(.98)	(1.12)	(1.43)	(.89)	.32
Portfolio Turnover Rate	.51	[c]	1.65	4.78	2.91	14.88	24.53
Net Assets, end of period
($ x 1,000)	7,979		7,704	9,180	12,600	17,510	26,706

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	63

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2013				Year Ended October 31,
Class I Shares	(Unaudited)		2012	2011		2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.65		11.84	11.44		9.99	8.52	14.30
Investment Operations:
Investment income (loss)—net[a]	.02		.02	.00	[b]	(.01)	.02	.17
Net realized and unrealized
gain (loss) on investments	.96		.79	.40		1.46	1.87	(5.48)
Total from Investment Operations	.98		.81	.40		1.45	1.89	(5.31)
Distributions:
Dividends from
investment income—net	(.01)		—	—		—	(.42)	(.30)
Dividends from net realized
gain on investments	—		—	—		—	—	(.17)
Total Distributions	(.01)		—	—		—	(.42)	(.47)
Net asset value, end of period	13.62		12.65	11.84		11.44	9.99	8.52
Total Return (%)	7.73	[c]	6.84	3.50		14.51	23.29	(38.29)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32	[d]	1.47	1.49		1.64	1.60	1.26
Ratio of net expenses
to average net assets	1.25	[d]	1.47	1.49		1.64	1.59	1.26
Ratio of net investment income
(loss) to average net assets	.31	[d]	.13	.01		(.12)	.23	1.37
Portfolio Turnover Rate	.51	[c]	1.65	4.78		2.91	14.88	24.53
Net Assets, end of period
($ x 1,000)	185,497		123,269	49,400		27,544	17,691	21,124

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers twelve series, including the fund. The fund’s investment objective is to seek total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the

The Fund	67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	66,344,687	—	—	66,344,687
Equity Securities—
Foreign
Common Stocks†	58,015,772	—	4	58,015,776
Mutual Funds	39,938,927	—	—	39,938,927
Preferred Stocks†	302,616	—	—	302,616
U.S. Treasury		46,768,947		46,768,947
Rights†	17,556			17,556
Other Financial
Instruments:
Financial Futures††	3,294,357	—	—	3,294,357
Forward Foreign
Currency Exchange
Contracts††	—	2,405,321	—	2,405,321
Options Purchased	6,908,796	—	—	6,908,796
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(1,322,234)	—	—	(1,322,234)

The Fund	69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($) (continued)
Forward Foreign
Currency Exchange
Contracts††	—	(4,283,030)	—	(4,283,030)
Options Written	(551,648)	—	—	(551,648)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2012	8
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2013	4
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2013	(4)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2012	($)	Purchases ($)	Sales ($)	4/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	24,483,140		57,219,626	41,763,839	39,938,927		19.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund	71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $78,546,781 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2012. If not applied, $60,210,328 of the carryover expires in fiscal year 2016 and $18,336,453 expires in fiscal year 2017.

The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

The Fund	73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $76,461 during the period ended April 30, 2013.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2013, the distributor retained $1,978 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $28,638 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $18,419 and $9,546, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $4,024 for transfer agency services and $131 for cash management services. Cash management fees were partially offset by earnings credits of $22.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $67,655 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $79 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The Fund	75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $189,048, Distribution Plan fees $4,836, Shareholder Services Plan fees $4,814, custodian fees $32,749, Chief Compliance Officer fees $3,054 and transfer agency fees $2,598.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended April 30, 2013, amounted to $34,202,161 and $516,534, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1,2]	1,209,815	Equity risk[1,3]	(599,341)
Interest rate risk[1,2]	8,993,338	Interest rate risk[1]	(1,274,541)
Foreign exchange risk[4]	2,405,321	Foreign exchange risk[5]	(4,283,030)
Gross fair value of
derivatives contracts	12,608,474		(6,156,912)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Equity	565,939	(1,931,535)	—	(1,365,596)
Interest rate	930,914	17,713	—	948,627
Foreign exchange	—	—	(1,970,640)	(1,970,640)
Total	1,496,853	(1,913,822)	(1,970,640)	(2,387,609)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Total
Equity	1,626,138	(334,856)	—	1,291,282
Interest rate	666,231	943,324	—	1,609,555
Foreign exchange	—	—	(435,606)	(435,606)
Total	2,292,369	608,468	(435,606)	2,465,231

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or

The Fund	77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, the values of equities, or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2013:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
October 31, 2012	1,290	228,996
Contracts written	3,760	644,209
Contracts terminated:
Contracts closed	3,400	551,194	1,938,896	(1,387,702)
Contracts Outstanding
April 30, 2013	1,650	322,011

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized

The Fund	79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2013.

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/3/2013 [a]	392,794	407,739	407,209	(530)
6/19/2013 [b]	991,200	1,023,068	1,023,661	593
6/19/2013 [c]	9,050,305	9,206,568	9,346,698	140,130
6/19/2013 [d]	495,600	511,107	511,831	724
6/19/2013 [e]	247,800	255,598	255,915	317
6/19/2013 [f]	4,604,631	4,691,636	4,755,430	63,794
6/19/2013 [g]	15,000,942	15,376,455	15,492,215	115,760
6/19/2013 [h]	2,836,810	2,909,750	2,929,714	19,964
British Pound,
Expiring:
5/3/2013 [a]	541,013	842,032	840,382	(1,650)
6/19/2013 [b]	381,000	583,498	591,639	8,141
6/19/2013 [d]	177,800	271,978	276,098	4,120
6/19/2013 [f]	939,800	1,437,753	1,459,377	21,624
6/19/2013 [g]	533,400	816,737	828,295	11,558
6/19/2013 [h]	508,000	775,355	788,853	13,498
Canadian Dollar,
Expiring:
5/3/2013 [a]	411,604	409,210	408,560	(650)
6/19/2013 [b]	453,750	445,946	449,856	3,910
6/19/2013 [c]	7,030,162	6,826,295	6,969,827	143,532
6/19/2013 [d]	211,750	208,067	209,933	1,866
6/19/2013 [e]	4,533,139	4,408,913	4,494,234	85,321
6/19/2013 [f]	14,334,530	13,967,027	14,211,506	244,479
6/19/2013 [g]	2,684,250	2,631,494	2,661,213	29,719
6/19/2013 [h]	11,145,095	10,904,334	11,049,444	145,110
6/19/2013 [i]	5,204,700	5,116,585	5,160,031	43,446
6/19/2013 [j]	5,428,031	5,302,989	5,381,446	78,457
Danish Krone,
Expiring
5/3/2013 [a]	339,242	59,990	59,925	(65)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
Expiring:
5/3/2013 [a]	178,081	234,782	234,524	(258)
5/6/2013 [a]	549,086	723,915	723,119	(796)
5//9/2013 [a]	7,152	9,428	9,418	(10)
6/19/2013 [b]	1,645,780	2,132,768	2,168,144	35,376
6/19/2013 [c]	2,678,160	3,450,852	3,528,197	77,345
6/19/2013 [d]	858,540	1,116,872	1,131,037	14,165
6/19/2013 [e]	531,820	692,801	700,617	7,816
6/19/2013 [f]	720,280	939,526	948,894	9,368
6/19/2013 [g]	794,620	1,033,525	1,046,829	13,304
6/19/2013 [h]	4,047,900	5,225,339	5,332,686	107,347
6/19/2013 [k]	639,900	821,559	843,002	21,443
Hong Kong Dollar,
Expiring
5/3/2013 [a]	528,438	68,092	68,096	4
Israeli Shekel,
Expiring
5/2/2013 [a]	126,806	35,386	35,371	(15)
Japanese Yen,
Expiring:
5/7/2013 [a]	93,318,142	957,993	957,256	(737)
6/19/2013 [b]	37,383,360	396,502	383,578	(12,924)
6/19/2013 [c]	23,392,600	238,904	240,024	1,120
6/19/2013 [d]	949,073,664	9,892,968	9,738,126	(154,842)
6/19/2013 [e]	11,682,300	123,900	119,868	(4,032)
6/19/2013 [f]	112,262,080	1,155,543	1,151,883	(3,660)
6/19/2013 [g]	91,121,940	966,063	934,972	(31,091)
6/19/2013 [h]	109,883,620	1,139,704	1,127,479	(12,225)
6/19/2013 [i]	58,481,500	598,786	600,059	1,273
New Zealand Dollar,
Expiring:
6/19/2013 [h]	285,750	243,721	244,119	398
6/19/2013 [b]	5,856,795	4,799,663	5,002,562	202,899
6/19/2013 [c]	1,466,150	1,240,115	1,252,307	12,192
6/19/2013 [d]	1,501,650	1,261,013	1,282,629	21,616
6/19/2013 [e]	127,550	105,509	108,946	3,437
6/19/2013 [f]	3,270,280	2,754,891	2,793,299	38,408
6/19/2013 [g]	10,226,282	8,436,918	8,734,745	297,827
6/19/2013 [h]	8,423,533	7,077,014	7,194,933	117,919
6/19/2013 [i]	4,548,037	3,830,709	3,884,691	53,982

The Fund	81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Norwegian Krone,
Expiring:
5/6/2013 [a]		178,398	30,988	30,937	(51)
6/19/2013 [d]		3,234,300	546,978	559,798	12,820
6/19/2013 [h]		8,721,829	1,470,902	1,509,589	38,687
6/19/2013 [i]		9,605,871	1,620,530	1,662,601	42,071
Singapore Dollar,
Expiring:
5/6/2013 [a]		123,259	100,076	100,072	(4)
Swedish Krona,
Expiring:
5/6/2013 [a]		483,541	74,700	74,608	(92)
6/19/2013 [b]		58,931,052	9,236,913	9,082,539	(154,374)
6/19/2013 [c]		57,419,157	8,940,379	8,849,523	(90,856)
6/19/2013 [d]		6,277,600	975,275	967,513	(7,762)
6/19/2013 [e]		43,987,568	6,846,310	6,779,427	(66,883)
6/19/2013 [f]		44,789,174	6,968,886	6,902,972	(65,914)
6/19/2013 [h]		32,870,132	5,116,154	5,065,992	(50,162)
6/19/2013 [i]		27,436,670	4,212,878	4,228,579	15,701
Swiss Franc,
Expiring:
5/6/2013 [a]		266,457	286,836	286,574	(262)
6/19/2013 [b]		279,840	296,430	301,107	4,677
6/19/2013 [d]		174,900	185,050	188,192	3,142
6/19/2013 [e]		87,450	92,687	94,096	1,409
6/19/2013 [f]		139,920	148,252	150,554	2,302
6/19/2013 [g]		682,110	722,188	733,949	11,761
6/19/2013 [h]		384,780	408,356	414,022	5,666
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/19/2013 [b]		1,649,220	1,711,122	1,703,231	7,891
6/19/2013 [c]		1,934,355	1,989,481	1,997,704	(8,223)
6/19/2013 [d]		2,379,350	2,445,053	2,457,272	(12,219)
6/19/2013 [e]		75,350	78,108	77,818	290
6/19/2013 [f]		6,621,855	6,849,841	6,838,717	11,124
6/19/2013 [g]		2,698,230	2,796,910	2,786,596	10,314
6/19/2013 [h]		25,413,046	26,180,057	26,245,310	(65,253)
6/19/2013 [i]		8,043,724	8,287,007	8,307,152	(20,145)
British Pound,
Expiring:
6/19/2013 [b]		6,073,511	9,051,586	9,431,308	(379,722)
6/19/2013 [c]		5,842,872	8,716,165	9,073,158	(356,993)
6/19/2013 [d]		1,772,700	2,746,110	2,752,754	(6,644)
6/19/2013 [e]		156,350	237,652	242,790	(5,138)
6/19/2013 [f]		377,360	573,941	585,987	(12,046)
6/19/2013 [g]		1,219,530	1,851,050	1,893,759	(42,709)
6/19/2013 [h]		7,164,414	10,726,427	11,125,327	(398,900)
6/19/2013 [i]	[i]	20,366,614	30,509,298	31,626,487	(1,117,189)

	Foreign			Unrealized
Forward Foreign	Currency Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Canadian Dollar,
Expiring:
6/19/2013 [c]	852,900	830,421	845,580	(15,159)
6/19/2013 [f]	3,411,600	3,320,938	3,382,320	(61,382)
6/19/2013 [h]	2,132,250	2,074,438	2,113,950	(39,512)
6/19/2013 [i]	2,132,250	2,073,649	2,113,950	(40,301)
Euro,
Expiring:
6/19/2013 [c]	308,700	403,942	406,680	(2,738)
6/19/2013 [d]	4,618,201	6,022,358	6,083,999	(61,641)
6/19/2013 [f]	5,362,043	6,993,470	7,063,933	(70,463)
6/19/2013 [g]	5,123,020	6,663,563	6,749,045	(85,482)
6/19/2013 [h]	5,065,830	6,572,855	6,673,703	(100,848)
6/19/2013 [i]	16,129,266	20,870,125	21,248,627	(378,502)
Japanese Yen,
Expiring
6/19/2013 [h]	588,685,000	6,049,441	6,040,299	9,142
New Zealand Dollar,
Expiring:
6/19/2013 [b]	961,600	785,434	821,348	(35,914)
6/19/2013 [c]	721,200	587,761	616,011	(28,250)
6/19/2013 [d]	480,800	391,775	410,674	(18,899)
6/19/2013 [e]	240,400	196,450	205,337	(8,887)
6/19/2013 [g]	961,600	783,242	821,348	(38,106)
6/19/2013 [h]	721,200	587,756	616,011	(28,255)
Norwegian Krone,
Expiring:
6/19/2013 [b]	17,904,690	3,084,469	3,098,975	(14,506)
6/19/2013 [c]	18,880,260	3,246,208	3,267,828	(21,620)
6/19/2013 [d]	11,606,390	2,006,191	2,008,854	(2,663)
6/19/2013 [e]	7,132,130	1,234,795	1,234,442	353
6/19/2013 [f]	11,796,570	2,039,844	2,041,771	(1,927)
6/19/2013 [g]	19,065,180	3,260,093	3,299,835	(39,742)
6/19/2013 [h]	33,872,920	5,848,908	5,862,784	(13,876)
6/19/2013 [k]	4,792,500	820,763	829,494	(8,731)
Swedish Krona,
Expiring:
6/19/2013 [b]	5,520,000	854,096	850,750	3,346
6/19/2013 [c]	4,140,000	640,381	638,063	2,318
6/19/2013 [d]	2,760,000	427,231	425,375	1,856
6/19/2013 [e]	1,380,000	213,682	212,688	994
6/19/2013 [g]	5,520,000	854,225	850,750	3,475
6/19/2013 [h]	4,140,000	640,743	638,063	2,680

The Fund	83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Swiss Franc,
Expiring:
6/19/2013 [d]	2,813,895	2,960,499	3,027,745	(67,246)
6/19/2013 [e]	796,525	843,705	857,059	(13,354)
Gross Unrealized
Appreciation				2,405,321
Gross Unrealized
Depreciation				(4,283,030)

Counterparties:

a	Deutsche Bank
b	Bank of America
c	BNP Paribas
d	Citigroup
e	Goldman Sachs
f	HSBC
g	Standard Chartered Bank
h	UBS
i	Credit Suisse First Boston
j	Royal Bank of Canada
k	Skandinaviska Enskilda Banken

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Interest rate financial futures	144,719,663
Equity financial futures	67,846,402
Equity options contracts	596,722
Interest rate options contracts	4,707,453
Forward contracts	310,425,401

At April 30, 2013, accumulated net unrealized appreciation on investments was $14,261,304, consisting of $21,013,654 gross unrealized appreciation and $6,752,350 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On June 18, 2013, the Board authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Fund	85

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the index’s performance in three of the six years.

The Fund	87

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2014, so that direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggre-

gate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	89

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	91

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)